                                        UAM Funds

                                        Prospectus
                                        March 2, 1998,
                                        as amended June 30, 1998

                      Heitman Real Estate Portfolio
                                        Institutional Class Shares
--------------------------------------------------------------------------------
                                                                             UAM
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Estimated Fund Expenses....................................................   2
Prospectus Summary.........................................................   4
Risk Factors...............................................................   5
Financial Highlights.......................................................   6
Investment Objective.......................................................   8
Investment Policies........................................................   8
Other Investment Policies..................................................   9
Investment Limitations.....................................................  12
Purchase of Shares.........................................................  13
Redemption of Shares.......................................................  16
Shareholder Services.......................................................  19
Valuation of Shares........................................................  20
Performance Calculations...................................................  21
Dividends, Capital Gains Distributions and Taxes...........................  22
Investment Adviser.........................................................  23
Administrative Services....................................................  25
Distributor................................................................  25
Portfolio Transactions.....................................................  26
General Information........................................................  26
UAM Funds -- Institutional Class Shares....................................  29

UAM FUNDS                   HEITMAN REAL ESTATE PORTFOLIO

                            INSTITUTIONAL CLASS SHARES

-------------------------------------------------------------------------------

             PROSPECTUS -- MARCH 2, 1998, AS AMENDED JUNE 30, 1998

  UAM Funds Trust (the "Fund") is an open-end, management investment company known as a "mutual fund." The Fund consists of multiple series of shares (known as "Portfolios"), each of which has different investment objectives and policies. The Heitman Real Estate Portfolio currently offers two separate classes of shares: Institutional Class Shares and Advisor Class Shares. Shares of each class represent equal, pro rata interests in a Portfolio and accrue dividends in the same manner except that Advisor Class Shares impose a distri-bution fee, a sales load and bear fees payable by the class to financial in-stitutions for services they provide to the owners of such shares. The securi-ties offered in this Prospectus are Institutional Class Shares of one diversi-fied, no-load Portfolio of the Fund managed by Heitman/PRA Securities Advi-sors, Inc.

  HEITMAN REAL ESTATE PORTFOLIO. Heitman Real Estate Portfolio (the "Portfo-lio") seeks high total return consistent with reasonable risk by investing primarily in equity securities of public companies principally engaged in the real estate business. Each investment is selected based upon a determination by the Fund's Adviser that the anticipated total return, considering both in-come and potential for capital appreciation, is high relative to the risk as-sumed.

  There can be no assurance the Portfolio will achieve its stated objective.

  Keep this Prospectus for future reference. It contains information that you should know before you invest. A "Statement of Additional Information" (SAI) containing additional information about the Fund has been filed with the Secu-rities and Exchange Commission. The SAI is dated March 2, 1998, as amended June 30, 1998, and has been incorporated by reference into this Prospectus. For a free copy of the SAI, contact the UAM Funds Service Center at 1-800-638-7983.

 THESE  SECURITIES HAVE NOT  BEEN APPROVED OR  DISAPPROVED BY THE  SECURITIES
   AND EXCHANGE COMMISSION, NOR HAS  THE SECURITIES AND EXCHANGE COMMISSION
     PASSED UPON THE ACCURACY OR  ADEQUACY OF THIS PROSPECTUS. ANY  REPRE-
      SENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            ESTIMATED FUND EXPENSES

  The following table illustrates expenses and fees that a shareholder of the Portfolio's Institutional Class Shares will incur. Transaction fees may be charged if a broker-dealer or other financial intermediary deals with the Fund on your behalf. (See "PURCHASE OF SHARES.")

                       SHAREHOLDER TRANSACTION EXPENSES

   Sales Load Imposed on Purchases......................................... NONE
   Sales Load Imposed on Reinvested Dividends.............................. NONE
   Deferred Sales Load..................................................... NONE
   Redemption Fees......................................................... NONE
   Exchange Fees........................................................... NONE

                        ANNUAL FUND OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

   Investment Advisory Fees............................................ 0.73%+
   12b-1 Fees.......................................................... NONE
   Other Expenses...................................................... 0.09%
     Administrative Fees............................................... 0.13%
                                                                        ----
   Total Operating Expenses............................................ 0.95%
                                                                        ====

-----------
+ The Portfolio pays Heitman/PRA Securities Advisors, Inc. a fee calculated daily and paid monthly in arrears, at the annual rate of 0.75% of the Port-folio's first $100 million of average daily net assets plus 0.65% of the av-erage daily net assets of the Portfolio in excess of $100 million.

  The above table shows various fees and expenses an investor would bear di-rectly or indirectly. The expenses and fees set forth above for the Portfolio are based on estimates. For purposes of calculating the expenses and fees set forth above, the table assumes that the Portfolio's average daily assets will be approximately $129 million. The effect of expense offsets on Total Operat-ing Expenses is excluded.

EXAMPLE
  The following example illustrates expenses a shareholder would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. The Portfolio charges no redemption fees of any kind.

                                              1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                              ------ ------- ------- --------
   Heitman Real Estate Portfolio
     Institutional Class Shares..............  $10     $30     $53     $117

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EX-PENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                              PROSPECTUS SUMMARY

INVESTMENT ADVISER
  Heitman/PRA Securities Advisors, Inc. (the "Adviser") is an indirect wholly-owned subsidiary of United Asset Management Corporation. The Adviser and its affiliated companies are among the nation's largest institutional real estate advisers with over 850 real estate professionals in 90 offices throughout the United States, currently managing $8.7 billion in real estate.

PURCHASE OF SHARES

  Shares of the Portfolio are offered through UAM Fund Distributors, Inc. (the "Distributor"), to investors at net asset value without a sales commission. Share purchases may be made by sending investments directly to the Fund. The minimum initial investment is $250,000, except that institutions purchasing shares of the Portfolio on behalf of accounts maintained by the institution may aggregate such accounts to satisfy the minimum initial investment require-ment. Effective August 1, 1998, the minimum initial investment will be reduced to $2,500. Subsequent investments will be accepted in any amount. Certain ex-ceptions to the initial or minimum investment amounts may be permitted by the officers of the Fund. (See "PURCHASE OF SHARES.")

DIVIDENDS AND DISTRIBUTIONS
  The Portfolio will normally distribute substantially all of its net invest-ment income in quarterly dividends. The Portfolio will distribute any realized net capital gains annually. Distributions will be reinvested in Portfolio shares automatically unless an investor elects to receive cash distributions. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")

REDEMPTIONS AND EXCHANGES
  Shares of the Portfolio may be redeemed at any time, without cost, at the net asset value of the Portfolio next determined after receipt of the redemp-tion request. The redemption price may be more or less than the purchase price. Shares of the Portfolio may be exchanged for shares of the same class of any other Portfolio of the UAM Funds. (See "REDEMPTION OF SHARES" and "EX-CHANGE PRIVILEGE.")

ADMINISTRATIVE SERVICES
  UAM Fund Services, Inc. ("UAMFSI"), a wholly-owned subsidiary of United As-set Management Corporation, is responsible for performing and overseeing ad-ministration, fund accounting, dividend disbursing and transfer agency serv-ices provided to the Fund and its Portfolios by third-party service providers. (See "ADMINISTRATIVE SERVICES.")

                                 RISK FACTORS

  The value of the Portfolio's shares will fluctuate in response to changes in market and economic conditions as well as the financial conditions and pros-pects of the issuers in which the Portfolio invests. Prospective investors should consider the following: (1) In general, the Portfolio will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held. High rates of portfolio turn-over may result in additional transaction costs and the realization of capital gains. (See "PORTFOLIO TURNOVER."); (2) In addition, the Portfolio may use various investment practices, including investing in repurchase agreements and lending of securities. (See "OTHER INVESTMENT POLICIES."); and (3) Under nor-mal circumstances, at least 65% of the Portfolio's assets will be invested in the equity securities of public companies principally engaged in the real es-tate industry. Because the Portfolio will be concentrated in this industry, the Portfolio may be subject to the risks associated with the direct ownership of real estate. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, and in-creases in interest rates. The value of securities of companies which service the real estate business sector may also be affected by such risks. Thus, the value of the Portfolio's shares may change at different rates compared to the value of shares of a mutual fund with investments in many industries. Because the Portfolio may invest a substantial portion of its assets in Real Estate Investment Trusts ("REITs"), the Portfolio may also be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrow-ers or tenants. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks in-herent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") or its failure to maintain exemption from registration under the Investment Company Act of 1940 (the "1940 Act"). (See "REAL ESTATE INVESTMENT TRUSTS.")

                             FINANCIAL HIGHLIGHTS
                          INSTITUTIONAL CLASS SHARES

  Prior to June 30, 1998, the Portfolio operated as a series of Heitman Secu-rities Trust and operated under the name Heitman Real Estate Fund. On June 30, 1998, after approval by its shareholders, the Heitman Real Estate Fund was re-organized as part of the UAM Funds Trust and renamed the Heitman Real Estate Portfolio.

  The following table provides selected per share information for a share out-standing throughout the period presented for the Heitman Real Estate Portfo-lio's Institutional Class Shares. The information in this table is derived from the Portfolio's Financial Statements, which are included in the Portfo-lio's 1997 Annual Report to Shareholders. The Annual Report is incorporated by reference into the Portfolio's SAI. The Portfolio's Financial Statements for the year ended December 31, 1996 and 1997 have been audited by Price Waterhouse LLP. Their unqualified opinion on the Financial Statements is also incorporated by reference into the SAI. The Financial Statements for all peri-ods prior to January 1, 1996 have been audited by other independent accoun-tants. Please read the following information in conjunction with the Portfo-lio's 1997 Annual Report to Shareholders.

                                                        INSTITUTIONAL CLASS SHARES
                     ------------------------------------------------------------------------------------------
                              FOR THE
                            FISCAL YEAR             FOR THE
                               ENDED              THREE-MONTH
                           DECEMBER 31,           PERIOD ENDED FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
                     ---------------------------  DECEMBER 31, ----------------------------------------------
                       1997      1996     1995        1994       1994       1993     1992     1991     1990
                     --------  --------  -------  ------------ --------   --------  -------  -------  -------
NET ASSET VALUE,
BEGINNING OF
PERIOD.............  $  10.96  $   8.65  $  8.30    $   9.23   $  10.95   $   8.29  $  7.66  $  6.99  $ 10.25
                     --------  --------  -------    --------   --------   --------  -------  -------  -------
INCOME FROM
INVESTMENT
OPERATIONS
 Net investment
 income(a).........      0.40      0.37     0.33        0.10       0.32       0.40     0.45     0.49     0.64
 Net realized and
 unrealized gain
 (loss) on
 investments.......      1.82      2.82     0.53       (0.05)     (0.92)      2.67     0.63     0.67    (3.16)
                     --------  --------  -------    --------   --------   --------  -------  -------  -------
  Total from
  investment
  operations.......      2.22      3.19     0.86        0.05      (0.60)      3.07     1.08     1.16    (2.52)
                     --------  --------  -------    --------   --------   --------  -------  -------  -------
DISTRIBUTIONS
 From net
 investment
 income(a).........     (0.40)    (0.37)   (0.33)      (0.10)     (0.31)     (0.41)   (0.45)   (0.49)   (0.64)
 In excess of net
 investment
 income............     (0.05)    (0.10)    0.00        0.00       0.00       0.00     0.00     0.00     0.00
 From net realized
 gain on
 investments.......     (2.24)    (0.41)    0.00       (0.77)     (0.67)      0.00     0.00     0.00    (0.10)
 From tax return of
 capital(b)........      0.00      0.00    (0.18)      (0.11)     (0.14)      0.00     0.00     0.00     0.00
                     --------  --------  -------    --------   --------   --------  -------  -------  -------
  Total
  distributions....     (2.69)    (0.88)   (0.51)      (0.98)     (1.12)     (0.41)   (0.45)   (0.49)   (0.74)
                     --------  --------  -------    --------   --------   --------  -------  -------  -------
NET ASSET VALUE,
END OF PERIOD......  $  10.49  $  10.96  $  8.65    $   8.30   $   9.23   $  10.95  $  8.29  $  7.66  $  6.99
                     ========  ========  =======    ========   ========   ========  =======  =======  =======
TOTAL RETURN            21.12%    38.06%   10.87%   0.65%(c)      (5.22)%    37.76%   14.49%   19.56%  (26.11)%
RATIOS/SUPPLEMENTAL
DATA
 Net assets, end of
 period (in
 000's)............  $134,746  $129,275  $95,692    $105,569   $116,268   $141,672  $66,521  $54,880  $18,481
 Ratio of expenses
 to average net
 assets............      1.09%     1.23%    1.29%       1.28%*     1.22%      1.24%    1.37%    1.25%    1.54%
 Ratio of net
 investment income
 to average net
 assets(a).........      3.57%     4.09%    3.97%       4.35%*     2.87%      4.37%    5.75%    7.36%    7.25%
 Portfolio
 Turnover..........     89.51%    59.88%   65.33%      37.55%*    90.11%     61.47%   28.05%   16.24%   24.98%
 Average commission
 rate paid(d)......  $ 0.0425  $ 0.0504      --          --         --         --       --       --       --
                      FOR THE PERIOD
                     JANUARY 4, 1989+
                      (COMMENCEMENT
                      OF OPERATIONS)
                            TO
                      SEPTEMBER 30,
                           1989
                     -------------------
NET ASSET VALUE,
BEGINNING OF
PERIOD.............      $ 10.00
                         --------
INCOME FROM
INVESTMENT
OPERATIONS
 Net investment
 income(a).........      0.40(e)
 Net realized and
 unrealized gain
 (loss) on
 investments.......         0.25
                         --------
  Total from
  investment
  operations.......         0.65
                         --------
DISTRIBUTIONS
 From net
 investment
 income(a).........        (0.40)
 In excess of net
 investment
 income............         0.00
 From net realized
 gain on
 investments.......         0.00
 From tax return of
 capital(b)........         0.00
                         --------
  Total
  distributions....        (0.40)
                         --------
NET ASSET VALUE,
END OF PERIOD......      $ 10.25
                         ========
TOTAL RETURN                4.82%(c)(f)
RATIOS/SUPPLEMENTAL
DATA
 Net assets, end of
 period (in
 000's)............      $23,174
 Ratio of expenses
 to average net
 assets............         0.90%(e)*
 Ratio of net
 investment income
 to average net
 assets(a).........         3.88%*
 Portfolio
 Turnover..........        12.96%*
 Average commission
 rate paid(d)......          --

---------
 *  Annualized.
 +  Commencement of operations.
(a) Distributions from REIT investments generally include a return of capital. For financial reporting purposes, through September 30, 1993, the Fund re-corded all distributions received, including the returns of capital, as net investment income.
(b) Historically, the Fund has distributed to its shareholders amounts approx-imating dividends received from the REITs. As more fully explained in Note 2 of the financial statements, the Fund, for the fiscal year ended Septem-ber 30, 1994, adopted an accounting pronouncement affecting the presenta-tion of distributions to shareholders. The financial highlights for the years ended September 30, 1991 through 1993 have not been restated.
(c) Not annualized.
(d) Required disclosure for fiscal years beginning after September 1, 1995 pursuant to SEC regulations.
(e) The Investment Manager has reimbursed the Fund for certain expenses during the period from the effective date until investment operations commenced. The ratio of expenses to average net assets for the period January 4, 1989 to September 30, 1989 would otherwise have been 1.00%.
(f) Total return would have been lower if certain expenses were not waived during the period indicated.

                             INVESTMENT OBJECTIVE

  The Portfolio's investment objective is to obtain high total return consis-tent with reasonable risk by investing primarily in equity securities of pub-lic companies principally engaged in the real estate business. Each investment will be selected based upon a determination by the Adviser that the antici-pated total return, considering both income and potential for capital appreci-ation, is high relative to the risk assumed. There can be no assurance that the Portfolio will achieve its objective and the Portfolio may not achieve as high a total return as other investment companies that invest in a broader universe of securities. The Portfolio's investment objective is a fundamental policy and may be changed only by the affirmative vote of the holders of a ma-jority of the Portfolio's shares.

                              INVESTMENT POLICIES

  The Portfolio seeks to achieve its objective by investing in equity securi-ties of public companies principally engaged in the real estate business. A company is "principally engaged" in the real estate business if at least 50% of the fair market value of its assets, as determined by the Adviser, consists of interests in, or at least 50% of its gross income or net profits are de-rived from the ownership, construction, management, financing or sale of, res-idential, commercial, or industrial real estate. Equity securities in which the Portfolio may invest are limited to common and preferred stocks, convert-ible bonds and convertible preferred stocks and warrants. All equity securi-ties in which the Portfolio invests will be listed on a U.S. national securi-ties exchange or traded in the over-the-counter market.

  Total return is composed of current income and capital appreciation. Under normal circumstances, the Portfolio will seek to maintain a balanced portfolio of securities which are income producing and securities which offer potential for capital appreciation.

  Under normal conditions, at least 65% of the Portfolio's total assets will be invested in the equity securities of companies, a majority of whose assets are represented by the ownership of real property, including leasehold inter-ests. Such companies may include equity, mortgage and hybrid REITs and other companies with substantial real estate holdings. Although not an investment policy of the Portfolio, it is anticipated that under normal circumstances ap-proximately 60% to 90% of the Portfolio's total assets will be invested in REITs and that a majority of the Portfolio's REIT investments will consist of equity securities of equity and hybrid REITs.

  The Portfolio may invest up to 35% of its total assets in equity securities of companies not principally engaged in the real estate business (as defined above) but nonetheless engaged in businesses related thereto. These companies may include manufacturers and distributors of building supplies, financial in-stitutions which make or service mortgages, and companies whose real estate assets are substantial relative to the companies' stock market valuations, such as re-tailers, railroads and paper and forest products companies.

  When the Adviser believes that market conditions warrant a defensive posi-tion, up to 100% of the Portfolio's assets may be held in cash and short-term investments. See "SHORT-TERM INVESTMENTS AND REPURCHASE AGREEMENTS" below for a description of the types of short-term instruments in which the Portfolio may invest for temporary defensive purposes. When the Portfolio is in a defen-sive position, it may not necessarily be pursuing its stated investment objec-tive.

                           OTHER INVESTMENT POLICIES

SHORT-TERM INVESTMENTS
  In order to earn a return on uninvested assets, meet anticipated redemp-tions, or for temporary defensive purposes, the Portfolio may invest a portion of its assets in domestic and foreign money market instruments including cer-tificates of deposit, bankers acceptances, time deposits, U.S. Government ob-ligations, U.S. Government agency securities, short-term corporate debt secu-rities, and commercial paper rated A-1 or A-2 by Standard & Poor's Corporation or Prime-1 or Prime-2 by Moody's Investors Service, Inc. or, if unrated, de-termined by the Adviser to be of comparable quality.

  The Fund has received permission from the Securities and Exchange Commission (the "SEC") to deposit the daily uninvested cash balances of the Fund's Port-folios, as well as cash for investment purposes, into one or more joint ac-counts and to invest the daily balance of the joint accounts in the following short-term investments: fully collateralized repurchase agreements, interest-bearing or discounted commercial paper including dollar-denominated commercial paper of foreign issuers, and any other short-term money market instruments including variable rate demand notes and tax-exempt money instruments. By en-tering into these investments on a joint basis, it is expected that a Portfo-lio may earn a higher rate of return on investments relative to what it could earn individually.

  The Fund has received permission from the SEC for each of its Portfolios to invest, for cash management purposes, the greater of 5% of its total assets or $2.5 million in the Fund's DSI Money Market Portfolio. (See "INVESTMENT COMPA-NIES.")

REPURCHASE AGREEMENTS
  The Portfolio may invest in repurchase agreements collateralized by U.S. Government securities, certificates of deposit, and certain bankers' accept-ances and other securities outlined above under "SHORT-TERM INVESTMENTS." In a repurchase agreement, the Portfolio buys a security and simultaneously commits to sell it back at an agreed upon price plus an agreed upon market rate of inter-est. Under a repurchase agreement, the seller is required to maintain the value of securities subject to the agreement at not less than 100% of the re-purchase price. The value of the securities will be evaluated daily, and the Adviser will, if necessary, require the seller to maintain additional securi-ties to ensure that the value is in compliance with the previous sentence.

  The use of repurchase agreements involves certain risks. For example, a de-fault by the seller under an agreement may cause the Portfolio to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Portfolio might also incur disposition costs in liquidating the collateral. While the Fund's management acknowledges these risks, it is ex-pected that they can be controlled through stringent security selection crite-ria and careful monitoring procedures.

  The Fund has received permission from the SEC to pool daily uninvested cash balances of the Fund's Portfolios in order to invest in repurchase agreements on a joint basis. By entering into joint repurchase agreements, a Portfolio may incur lower transaction costs and earn higher rates of interest on joint repurchase agreements. Each Portfolio's contribution would determine its re-turn from a joint repurchase agreement. (See "SHORT-TERM INVESTMENTS.")

LENDING OF SECURITIES
  The Portfolio may lend its investment securities to qualified institutional investors as a means of earning income. The Portfolio will not loan securities to the extent that greater than one-third of its assets at fair market value would be committed to loans. During the term of a loan, the Portfolio is sub-ject to a gain or loss depending on any increase or decrease in the market price of the securities loaned. Lending of securities is subject to review by the Fund's Board of Trustees. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions about securities lending.

  An investment company may pay reasonable negotiated fees in connection with loaned securities so long as such fees are set forth in a written contract and approved by its Board of Trustees. The Portfolios will continue to retain any voting rights with respect to loaned securities. If a material event occurs affecting an investment on a loan, the loan must be called and the securities voted.

PORTFOLIO TURNOVER
  Portfolio turnover is not anticipated to exceed 75%. In addition to Portfo-lio trading costs, higher rates of portfolio turnover may result in the reali-zation of capital gains. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX-ES" for more information on taxation). The Portfolio will not normally en-gage in short-term trading, but reserves the right to do so. The table set forth in "Financial Highlights" presents the Portfolio's historical portfolio turnover ratios.

INVESTMENT COMPANIES
  The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of the Portfolio's total as-sets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment com-pany. The Portfolio will indirectly bear its proportionate share of any man-agement fees paid by an investment company in which it invests in addition to the advisory fee paid by the Portfolio.

  The Fund has received permission from the SEC to allow each of its Portfo-lios to invest, for cash management purposes, the greater of 5% of its total assets or $2.5 million in the Fund's DSI Money Market Portfolio provided that the investment is consistent with the Portfolio's investment policies and re-strictions. Based upon the Portfolio's assets invested in the DSI Money Market Portfolio, the Portfolio's adviser will waive its investment advisory fee and any other fees earned as a result of the Portfolio's investment in the DSI Money Market Portfolio. The Portfolio will bear expenses of the DSI Money Mar-ket Portfolio on the same basis as all of its other shareholders.

RESTRICTED SECURITIES
  The Portfolio may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified in-stitutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Fund's Board of Trustees, the Adviser determines the li-quidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these re-stricted securities are not treated as illiquid securities for purposes of a Portfolio's investment limitations. The Portfolio may also invest up to 15% of its net assets in illiquid securities. Prices realized from sales of these se-curities could be more or less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities.

REAL ESTATE INVESTMENT TRUSTS
  A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional re-quirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

  REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans; and a hybrid REIT invests in both real estate equities and mortgages. Although not an investment policy of the Portfolio, it is antici-pated that under normal circumstances, approximately 10% to 15% of the REITs in which the Portfolio invests will have operating histories of less than three years.

                            INVESTMENT LIMITATIONS
  The Portfolio will not:

  (a) with respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed as to principal and in-terest by the U.S. Government or any of its agencies or instrumentali-
      ties);

  (b) with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer;

  (c) invest more than 5% of its assets at the time of purchase in the secu-rities of companies (other than securities of REITs) that have (with predecessors) a continuous operating history of less than 3 years;

  (d) make loans except by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agree-ments or by lending its portfolio securities to banks, brokers, deal-ers and other financial institutions so long as the loans are made in compliance with the 1940 Act, as amended, or the Rules and Regulations or interpretations of the SEC;

  (e) (i) borrow, except from banks and as a temporary measure for extraor-dinary or emergency purposes and then, in no event, in excess of 33 1/3% of the Portfolio's total assets valued at the lower of market or cost, and (ii) a Portfolio may not purchase additional securities when borrowings exceed 5% of total assets; or

  (f) pledge, mortgage or hypothecate any of its assets to an extent greater than 33 1/3% of its total assets at fair market value.

  The Portfolio's investment objective and investment limitations (a), (b),
(d), and (e)(i) listed above are fundamental policies and may be changed only with the approval of the holders of a majority of the outstanding voting secu-rities of the Portfolio. The other investment limitations described here and those not specified as fundamental in the SAI as well as the Portfolio's in-vestment policies are not fundamental and the Fund's Board of Trustees may change them without share-holder approval upon reasonable notice to investors.

                              PURCHASE OF SHARES

  Shares of the Portfolio are offered through UAM Fund Distributors, Inc. (the "Distributor"), without a sales commission at the net asset value per share next determined after an order is received by the Fund or its designated Serv-ice Agent and payment is received by the Custodian. (See "VALUATION OF SHARES.") The minimum initial investment required is $250,000, except that in-stitutions purchasing shares of the Portfolio on behalf of accounts maintained by the institution may aggregate such accounts to satisfy the minimum initial investment requirement. Effective August 1, 1998, the minimum initial invest-ment will be reduced to $2,500. Certain exceptions may be permitted by the of-ficers of the Fund.

  Shares of the Portfolio may be purchased by customers of brokers-dealers or other financial intermediaries ("Service Agents") which have established a shareholder servicing relationship with the Fund on behalf of their customers. Service Agents may impose additional or different conditions on purchases or redemptions of Portfolio shares and may charge transaction or other account fees. Each Service Agent is responsible for transmitting to its customers a schedule of any such fees and information regarding additional or different purchase or redemption conditions. Shareholders who are customers of Service Agents should consult their Service Agent for information regarding these fees and conditions. Amounts paid to Service Agents may include transaction fees and/or service fees paid by the Fund from the Fund assets attributable to the Service Agent, which would not be imposed if shares of the Portfolio were pur-chased directly from the Fund or the Distributor. Service Agents may provide shareholder services to their customers that are not available to a share-holder dealing directly with the Fund. A salesperson and any other person en-titled to receive compensation for selling or servicing Portfolio shares may receive different compensation with respect to one particular class of shares over another in the Fund.

  Service Agents, or if applicable, their designees, that have entered into agreements with the Fund or its agent may enter confirmed purchase or redemp-tion orders on behalf of clients and customers, with payment to follow no later than a Portfolio's pricing on the following business day. If payment is not received by the Fund's Sub-Transfer Agent, Chase Global Funds Services Company, by such time, the Service Agent could be held liable for resulting fees or losses. A Portfolio may be deemed to have received a purchase or re-demption order when a Service Agent, or, if applicable, its authorized desig-nee, accepts the order. Orders received by the Fund in proper form will be priced at the Portfolio's net asset value next computed after they are ac-cepted by the Service Agent or its authorized designee. Service Agents are re-sponsible to their customers and the Fund for timely transmission of all sub-scription and redemption requests, investment information, documentation and money.

INITIAL INVESTMENTS
  BY MAIL

  . Complete and sign an Application and mail it together with a check made payable to UAM Funds to:

                                UAM Funds Trust
                           UAM Funds Service Center
                    c/o Chase Global Funds Services Company
                                 P.O. Box 2798
                             Boston, MA 02208-2798

  Payment for purchases of shares received by mail will be credited to your account at the net asset value per share of the Portfolio next determined af-ter receipt. Payment does not need to be converted into Federal Funds (monies credited to the Fund's Custodian Bank by a Federal Reserve Bank) before the Fund will accept it for investment. The Fund will not accept third-party checks to purchase shares of a Portfolio. If you purchase shares by check, please be sure that your check is made payable to the "UAM Funds."

  BY WIRE

  . Telephone the UAM Funds Service Center and provide the account name, ad-dress, telephone number, social security or taxpayer identification num-ber, the Portfolio selected, the amount being wired and the name of the bank wiring the funds. The call must be received prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time) to re-ceive that day's price. An account number will then be provided to you in addition to wiring instructions. Next,

  . instruct your bank to wire the specified amount to the Fund's Custodian:

                           The Chase Manhattan Bank
                                ABA #021000021
                                   UAM Funds
                             DDA Acct. #9102772952
                          Ref: Portfolio Name __________
                          Your Account Number __________
                           Your Account Name __________
                          Wire Control Number __________
                  (assigned by the UAM Funds Service Center)

  . Forward a completed Application to the Fund at the address shown on the form. Federal Funds purchases will be accepted only on a day on which both the NYSE and the Custodian Bank are open for business.

  . To be sure that a bank wire order is received on the same day it is sent, an investor's bank should wire funds as early in the day as possi-ble. The bank sending funds may charge for this service. The Fund's agent reserves the right to charge investors for receipt of wired funds, but no charge is currently imposed by this service. It is necessary to obtain a new wire control number every time money is wired into an ac-count in a Portfolio. Wire control numbers are effective for one trans-action only and cannot be used more than once. Wired money that is not properly identified with a currently effective wire control number will be returned to the bank from which it was wired and will not be credited to the shareholder's account.

ADDITIONAL INVESTMENTS
  Additional investments can be made at any time. Subsequent investments will be accepted in any amount. Shares may be purchased at net asset value by mail-ing a check to the UAM Funds Service Center (made payable to "UAM Funds") at the above address or by wiring money to the Custodian Bank using the instruc-tions outlined above. When making additional investments, be sure that the ac-count number, account name and the Portfolio to be purchased are identified on the check or wire. Prior to wiring additional investments, notify the UAM Funds Service Center by calling the number on the cover of this Prospectus. Mail orders should include, when possible, the "Invest by Mail" stub which ac-companies any Fund confirmation statement.

PURCHASE BY ACH
  If you have made this election, shares of a Portfolio may be purchased via Automated Clearing House ("ACH"). Investors purchasing via ACH should complete the appropriate sections of the Account Application and attach a voided check or deposit slip to the Account Application. This option must be established on your account at least 15 days prior to your initiating an ACH transaction. (See "SHAREHOLDER SERVICES -- AUTOMATIC INVESTMENT PLAN.")

OTHER PURCHASE INFORMATION
  Investments received by the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time) will be invested at the price calculated after the NYSE closes on that day. Investments received after the close of the NYSE will be executed at the price computed on the next day the NYSE is open. The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or to reject purchase orders when, in the judgment of manage-ment, such suspension or rejection is in the best interests of the Fund. The Portfolios are intended to be long-term investment vehicles and are not de-signed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases can be disruptive to efficient portfolio management and, consequently, can be detrimental to a Portfolio's performance and its shareholders.

Accordingly, if the Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may reject in whole or part any purchase request, with respect to such investor's account. Such investors also may be barred from purchasing other Portfolios of the Fund. Purchases of shares will be made in full and fractional shares of the Portfolio calculated to three decimal places. Certificates for fractional shares will not be issued. Certificates for whole shares will not be issued except at the written request of the shareholder.

IN-KIND PURCHASES
  If accepted by the Fund, shares of a Portfolio may be purchased in exchange for securities which are eligible for acquisition by the Portfolio, as de-scribed in this Prospectus. Securities to be exchanged which are accepted by the Fund will be valued as described under "VALUATION OF SHARES" at the next determination of net asset value after acceptance. Shares issued by a Portfo-lio in exchange for securities will be issued at net asset value determined as of the same time. All dividends, interest, subscription, or other rights per-taining to such securities shall become the property of the Portfolio and must be delivered to the Fund by the investor upon receipt from the issuer. Securi-ties acquired through an in-kind purchase will be acquired for investment and not for immediate resale.

  The Fund will not accept securities in exchange for shares of a Portfolio unless:

  . at the time of exchange, such securities are eligible to be included in the Portfolio (current market quotations must be readily available for such securities);

  . the investor represents and agrees that all securities offered to be ex-changed are liquid securities and not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933, or other-wise; and

  . the value of any such securities (except U.S. Government securities) be-ing exchanged together with other securities of the same issuer owned by the Portfolio will not exceed 5% of the net assets of the Portfolio im-mediately after the transaction.

  Investors who are subject to Federal taxation upon exchange may realize a gain or loss for Federal income tax purposes depending upon the cost of secu-rities or local currency exchanged. Investors interested in such exchanges should contact the Adviser.

                             REDEMPTION OF SHARES

  Shares of the Portfolio may be redeemed by mail or telephone at any time, without cost, at the net asset value of the Portfolio next determined after receipt of the redemption request. No charge is made for redemptions. Any re-demption may be more or less than the purchase price of the shares depending on the market value of investment securities held by the Portfolio.

BY MAIL
  Address requests for redemption to the UAM Funds Service Center. Requests to redeem shares must include:

  .  share certificates, if issued;

  . a letter of instruction or an assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

  . any required signature guarantees (see "SIGNATURE GUARANTEES"); and

  . any other necessary legal documents, if required, in the case of es-tates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

BY TELEPHONE
  A redemption request by telephone requires the following:

  . establish the telephone redemption privilege (and if desired, the wire redemption privilege) by completing appropriate sections of the Applica-tion; and

  . call the Fund and instruct that the redemption proceeds be mailed to you or wired to your bank.

  The following tasks cannot be accomplished by telephone:

  . changing the name of the commercial bank or the account designated to receive redemption proceeds (this can be accomplished only by a written request signed by each shareholder, with each signature guaranteed); and

  . redemption of certificated shares by telephone.

  The Fund and its Sub-Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include re-quiring the investor to provide certain personal identification at the time an account is opened, as well as prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written in-structions of such transaction requests. The Fund or Sub-Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone instructions if the Fund or the Sub-Transfer Agent do not employ the procedures described above. Neither the Fund nor the Sub-Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by tele-phone that it reasonably believes to be genuine.

SIGNATURE GUARANTEES
  Signature guarantees are required for the following redemptions:

  . redemptions where the proceeds are to be sent to someone other than the registered shareowner(s);

  . redemptions where the proceeds are to be sent to someplace other than the registered address; or

  . share transfer requests.

  Signature guarantees will be accepted from any eligible guarantor institu-tion which participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securi-ties exchanges, registered securities associations, clearing agencies and sav-ings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

OTHER REDEMPTION INFORMATION
  The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the UAM Funds Service Center of a redemption request in proper form. Although the Fund will redeem shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a pe-riod of up to fifteen days after their purchase, pending determination that the check has cleared. Investors should consider purchasing shares using a certified or bank check or money order if they anticipate an immediate need for redemption proceeds. The Fund may suspend the right of redemption or post-pone the date at times when either the NYSE and Custodian Bank are closed, or under any emergency circumstances determined by the SEC.

  If the Fund's Board of Trustees determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by a Portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may in-cur brokerage charges on the sale of portfolio securities received in payment of redemptions.

  The Portfolio reserves the right to liquidate any account that is below fifty percent of the required minimum initial investment amount for the Port-folio as set forth in the Prospectus, where the reduction in value has oc-curred due to a redemption or exchange out of the account. If at any time your total investment does not have a value of at least fifty percent of the re-quired minimum initial investment amount, you may be notified that the value of your account is below the Portfolio's minimum account balance requirement. You would then be allowed 60 days to make an additional investment before the account is liquidated. Retirement ac-counts and certain other accounts will not be subject to automatic liquida-tion. Reductions in value that result solely from market activity will not trigger an involuntary redemption.

                             SHAREHOLDER SERVICES

EXCHANGE PRIVILEGE
  Institutional Class Shares of the Portfolio may be exchanged for Institu-tional Class Shares of any other UAM Funds Portfolio. (See the list of Portfo-lios of the UAM Funds -- Institutional Class Shares at the end of this Pro-spectus.) Exchange requests should be made by contacting the UAM Funds Service Center.

  Any exchange will be based on the net asset value of the shares involved. There is no sales commission or charge of any kind for an exchange. Before making an exchange into a Portfolio, a shareholder should read its Prospectus and consider the investment objectives of the Portfolio to be purchased. Call the UAM Funds Service Center for a copy of the Prospectus for the Portfolio(s) in which you are interested. Exchanges can only be made with Portfolios that are qualified for sale in a shareholder's state of residence.

  Exchange requests may be made either by mail or telephone. Telephone ex-changes will be accepted only if the certificates for the shares to be ex-changed have not been issued to the shareholder and if the registration of the two accounts will be identical. Requests for exchanges received prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time) will be processed as of the close of business on the same day. Requests received after the close of regular trading on the NYSE will be processed on the next business day. The Fund may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. If the Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may reject in whole or part any exchange request, with respect to such investor's account. Such investors also may be barred from exchanging into other Portfolios of the Fund. For additional information regarding responsibility for the authenticity of telephoned instructions, see "REDEMPTION OF SHARES -- BY TELEPHONE". An ex-change into another UAM Funds Portfolio is a sale of shares and may result in a gain or loss for income tax purposes.

AUTOMATIC INVESTMENT PLAN
  An Automatic Investment Plan permits shareholders of the Portfolio with a minimum value of $2,500 or more to purchase shares automatically (minimum of $100 per transaction) at regular intervals selected by the shareholder. Pro-vided the shareholder's bank or other financial institution allows automatic withdrawals, shares are purchased by transferring funds via the Automated Clearing House ("ACH"). Investments made through ACH will be automatically transferred from a shareholder's checking, bank money market or NOW account designated by the shareholder. Such withdrawals are made electronically, if the shareholder's bank or financial institution so permits, or by pre-authorized checks or drafts drawn on the shareholder's bank or other account. The bank or financial institution must be a member of ACH. At the shareholder's option, the account designated will be debited in the specified amount, and shares will be pur-chased monthly or quarterly.

  To establish an Automatic Investment Plan, a shareholder must complete the appropriate sections of the Account Application and mail it to Chase Global Funds Services Company. A shareholder may cancel his/her participation or change the amount of purchase at any time by mailing written notification to Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798 and notification generally will be effective three business days following re-ceipt. The Fund may modify or terminate this privilege at any time, or may charge a service fee, although no such fee currently is contemplated.

SYSTEMATIC WITHDRAWAL PLAN
  Any shareholder whose account balance totals at least $10,000 may establish a Systematic Withdrawal Plan under which an amount pre-determined by the shareholder (but at least $100) is automatically redeemed from the sharehold-er's account either monthly or quarterly. A shareholder may participate in the Systematic Withdrawal Plan by using ACH. Redemptions made through ACH will be automatically transferred to the shareholder's bank or other similar financial institution account or a properly designated third party. The bank or finan-cial institution must be a member of ACH. Redemptions ordinarily are made on the third business day of the month and payments ordinarily will be transmit-ted within five business days after the redemption date. Because the prices of Fund shares fluctuate, the number of shares redeemed to finance systematic withdrawal payments of a given amount will vary from payment to payment. If a shareholder owns shares in more than one Portfolio, the shareholder must des-ignate the Portfolio from which the redemptions under a Systematic Withdrawal Plan should be made. A Systematic Withdrawal Plan may be terminated or sus-pended at any time by the Fund. A shareholder may elect at any time, in writ-ing, to terminate participation in the Systematic Withdrawal Plan. Such writ-ten election must be sent to and received by the Fund before a termination be-comes effective. There is currently no charge to the shareholder for a System-atic Withdrawal Plan.

                              VALUATION OF SHARES

  The net asset value of the Portfolio is determined by dividing the value of the Portfolio's assets attributable to the class, less any liabilities attrib-utable to the class, by the total number of shares outstanding attributable to the class. The net asset value per share of the Portfolio is determined as of the close of the NYSE on each day that the NYSE is open for business.

  Equity securities listed on a securities exchange for which market quota-tions are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed secu-rities not traded on the valuation date for which market quotations are read-ily available are valued neither exceeding the current asked prices nor less than the current bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker.

  Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board of Trustees determines that amortized cost reflects fair value.

  The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Trustees.

                           PERFORMANCE CALCULATIONS

  The Portfolio measures performance by calculating yield and total return. Both yield and total return figures are based on historical earnings and are not intended to indicate future performance. Yield and total return are calcu-lated separately for each class of the Portfolio.

  Yield refers to the income generated by an investment in the Portfolio over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all funds. As this differs from other accounting methods, the quoted yield may not equal the in-come actually paid to shareholders.

  Total return is the change in value of an investment in the Portfolio over a given period, assuming reinvestment of any dividends and capital gains. A cu-mulative or aggregate total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of re-turn that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

  Performance will be calculated separately for Institutional Class and Advi-sor Class Shares. Dividends paid by the Portfolio with respect to Institu-tional Class and Advisor Class Shares, to the extent any dividends are paid, will be calculated in the same manner at the same time on the same day and will be in the same amount, except that service and distribution fees relating to Advisor Class Shares will be borne exclusively by that class.

  The Portfolio's performance may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices as further de-scribed in the Portfolio's SAI. This information may also be included in sales literature and advertising.

  The Portfolio's Annual Report to Shareholders, for its most recent fiscal year end contains additional performance information that includes comparisons with appropriate indices. The Annual Report is available without charge. To receive an Annual Report, contact the UAM Funds Service Center at the address and telephone number on the cover of this Prospectus.

               DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
  The Portfolio will normally distribute substantially all of its net invest-ment income (for tax purposes) to shareholders in quarterly dividends. If any net capital gains are realized, the Portfolio will normally distribute them annually.

  All dividends and capital gains distributions will be automatically rein-vested in additional shares of the Portfolio unless the Fund is notified in writing that the shareholder elects to receive the distributions in cash.

FEDERAL TAXES
  The Portfolio intends to qualify as a "regulated investment company" under subchapter M of the Code, for federal income tax purposes and to meet all other requirements that are necessary for it (but not its shareholders) to be exempt from federal taxes on income and gains paid to shareholders in the form of dividends. To do this, the Portfolio must, among other things, distribute substantially all of its ordinary income and net capital gains on a current basis and maintain a portfolio of investments which satisfies certain diversi-fication criteria.

  Dividends paid by the Portfolio from net investment income, whether in cash or reinvested in shares, are taxable to shareholders as ordinary income.

  Short-term capital gains will be taxed as ordinary income. Long-term or mid-term capital gains distributions are taxed as long-term or mid-term capital gains, as the case may be. Shareholders will be notified annually of dividend income earned for tax purposes.

  Dividends declared in October, November and December to shareholders of rec-ord in such a month and paid in January of the following year will be treated as if they had been paid by the Fund and received by the shareholders on De-cember 31.

  The Fund is required by Federal law to withhold 31% of reportable payments paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify that your Social Security or Taxpayer Identification Number you have provided is correct and that either you are not currently subject to backup withholding or you are exempt from backup withholding. This certification must be made on the Application or on a separate form supplied by the Fund.

  Dividends and interest received by the Portfolio may give rise to withhold-ing and other taxes imposed by foreign countries. These taxes reduce the Port-folio's dividends but are included in the taxable income reported on your tax statement if the Portfolio qualifies for this tax treatment and elects to pass it through to you. Consult a tax adviser for more information regarding deduc-tions and credits for foreign taxes.

                              INVESTMENT ADVISER

  Heitman/PRA Securities Advisors, Inc. (the "Adviser") is a corporation formed in 1994 and is located at 180 North LaSalle Street, Suite 3600, Chica-go, Illinois 60601. The Adviser is an indirect wholly-owned subsidiary of United Asset Management Corporation ("UAM"), a holding company, and provides investment management services to corporations, pension and profit-sharing trusts, endowments, foundations and other tax-exempt institutional investors.

  As compensation for the services rendered by the Adviser under the Agree-ment, the Portfolio pays the Adviser an annual fee, in monthly installments, calculated by applying the following annual percentage rate to the Portfolio's average daily net assets for the month.

                                                              RATE
                                                              ----
   Heitman Real Estate Portfolio............... 0.75% of the first $100 million;
                                                plus 0.65% in excess of $100
                                                million.

  The fees paid by the Portfolio, although higher than the investment advisory fees paid by most other mutual funds, is comparable to the fees paid for simi-lar services by many funds with similar investment objectives and policies.

  The Adviser may compensate its affiliated companies for referring investors to the Portfolio. The Distributor, UAM, the Adviser, or any of their affili-ates, may, at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record-keeping and/or other services per-formed with respect to the Fund, a Portfolio or any Class of Shares of the Portfolio. Payments made for any of these purposes may be made from its reve-nues, its profits or any other source available to it. When such service arrangements are in effect, they are made generally available to all qualified service providers.

  The Adviser and ACG Capital Corporation ("ACG"), which is the distributor of the Advisor Class Shares, have entered into a marketing services agreement with respect to the sale of certain Institutional Class Shares. Under the mar-keting services agreement, the Adviser will pay ACG additional compensation in the amount of .25 of 1% of the net asset value of the Fund represented by In-stitutional Class Shares purchased by investors introduced to the Adviser by ACG. In addition, the Adviser has agreed to make certain continuing payments to ACG in the event that the marketing services agreement is terminated (as long as ACG remains registered as a broker/dealer). However, if the Adviser terminates the agreement for "cause" or if ACG terminates its distribution agreement with the Fund, ACG is not entitled to such continuing payments. Fi-nally, the agreement provides that ACG will not serve as a distributor of any other open-end registered investment company that invests primarily in shares of REITs (subject to a limited exception) and that the Adviser will not offer sponsor, advise or otherwise promote any open-end registered investment com-pany for which ACG is not the distributor, subject to certain exceptions.

  Under the Investment Advisory Agreement, (the "Agreement") with the Fund, dated as of March 2, 1998, the Adviser manages the investment and reinvestment of the Portfolio's assets. The Adviser must adhere to the stated investment objective and policies of the Portfolio, and is subject to the control and su-pervision of the Fund's Trustees.

  The investment professionals of the Adviser who are primarily responsible for the day-to-day management of the Portfolio and a description of their business experience during the past five years are as follows:

  DEAN A. SOTTER -- Mr. Sotter is President of the Adviser with overall re-sponsibility for portfolio management and marketing. Prior to joining the Ad-viser, Mr. Sotter was a Partner of PRA Securities Advisors, L.P. He was a Portfolio Manager and Vice President of JMB Institutional Realty Corporation from 1985-1992, where his responsibilities included property level analysis, budgeting and valuation as well as financial reporting and client communica-tions.

  TIMOTHY J. PIRE -- Mr. Pire is Vice President of the Adviser with responsi-bility for portfolio management, investigation and analysis of publicly traded real estate securities and implementation of the investment strategy through portfolio management. Prior to joining the Adviser, Mr. Pire served as a Re-search Analyst with PRA Securities Advisors, L.P., and he was an Associate Ap-praiser with Lyon, Skelte & Speirs in Seattle, Washington from 1990-1992 where he was involved in valuation of commercial real estate and writing full narra-tive appraisals.

  RANDALL E. NEWSOME -- Mr. Newsome is Vice President of the Adviser with re-sponsibility for portfolio management, investigation and analysis of publicly traded real estate securities and implementation of the investment strategy through portfolio management. Mr. Newsome also oversees the Adviser's trading positions. Prior to joining the Adviser, Mr. Newsome served as a Research Ana-lyst with PRA Securities Advisors, L.P. and he was a Vice President with The Stratus Corporation in Chicago, Illinois from 1989-1993 where he was responsi-ble for property management, leasing and construction management.

                            ADMINISTRATIVE SERVICES

  UAM Fund Services, Inc. ("UAMFSI"), a wholly-owned subsidiary of UAM, is re-sponsible for performing and overseeing administrative, fund accounting, divi-dend disbursing and transfer agent services provided to the Fund and its Port-folios. UAMFSI's principal office is located at 211 Congress Street, Boston, MA 02110. UAMFSI has subcontracted some of these services to Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, by a Mutual Funds Service Agreement dated June 30, 1997. CGFSC is located at 73 Tremont Street, Boston, MA 02108.

  The Portfolio pays UAMFSI a two part monthly fee: a Portfolio specific fee which is retained by UAMFSI and a sub-administration fee which UAMFSI in turn pays to CGFSC. The following Portfolio specific fee is calculated from the ag-gregate net assets of the Portfolio:

                                                                     ANNUAL RATE
                                                                     -----------
   Heitman Real Estate Portfolio....................................    0.06%

  CGFSC's monthly fee for its services is calculated on an annualized basis as follows:
  0.19 of 1% of the first $200 million of combined UAM Funds net assets;
  0.11 of 1% of the next $800 million of combined UAM Funds net assets;
  0.07 of 1% of combined UAM Funds net assets in excess of $1 billion but less than $3 billion;
  0.05 of 1% of combined UAM Funds net assets in excess of $3 billion.

  Fees are allocated among each Portfolio of the Fund on the basis of its rel-ative assets and are subject to a graduated minimum fee schedule per Portfo-lio, which starts at $2,000 per month and increases to $70,000 annually after two years. If a separate class of shares is added to a Portfolio, its minimum annual fee increases by $20,000.

                                  DISTRIBUTOR

  UAM Fund Distributors, Inc., a wholly-owned subsidiary of UAM, with its principal office located at 211 Congress Street, Boston, MA 02110, distributes shares of the Fund. Under the Distribution Agreement (the "Agreement"), the Distributor, as agent of the Fund, agrees to use its best efforts as sole dis-tributor of Fund shares. The Distributor does not receive any fee or other compensation under the Agreement with respect to the Heitman Real Estate Port-folio -- Institutional Class Shares offered in this Prospectus. The Agreement continues in effect as long as it is approved at least annually by the Fund's Board of Trustees. Those approving the Agreement must include a majority of Trustees who are neither parties to the Agreement nor interested persons of any such party. The Agreement provides that the Fund will bear costs of regis-tration of its shares with the SEC and various states as well as the printing of its prospectuses, its SAIs and its reports to shareholders.

                            PORTFOLIO TRANSACTIONS

  The Advisory Agreements authorize the Adviser to select the brokers or deal-ers that will execute the purchases and sales of investment securities for the Portfolios and direct the Adviser to use its best efforts to obtain the best available price and most favorable execution for all transactions of the Port-folios. The Adviser may, however, consistent with the interests of the Portfo-lio, select brokers on the basis of research, statistical and pricing services they or their affiliates provide to the Portfolios. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the Investment Advisory Agreement. A commission paid to such brokers may be higher than that which an-other qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Ex-change Act of 1934, as amended, and that the Adviser determines in good faith that the commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Portfolios and the Adviser's other clients.

  Although not a typical practice, the Adviser may place portfolio orders with qualified broker-dealers who refer clients to the Adviser.

  If a purchase or sale of securities is consistent with the investment poli-cies of a Portfolio and one or more other clients served by the Adviser is considering a purchase at or about the same time, transactions in such securi-ties will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for al-locating such transactions, allocations are subject to periodic review by the Fund's Trustees.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS
  The Fund was organized as a Delaware business trust on May 18, 1994 under the name "The Regis Fund II". On October 31, 1995, the name of the Fund was changed to "UAM Funds Trust." The Fund's Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial inter-est, without par value. The Trustees have the power to designate one or more series ("Portfolios") or classes of shares of beneficial interest without fur-ther action by shareholders.

  The shares of the Portfolio are fully paid and nonassessable, and have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. They have noncumulative voting rights, which means that holders of more than 50% of shares voting for the election of Trustees can elect 100% of the Trustees. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund.

  As of May 29, 1998, Charles Schwab & Company, Inc., 101 Montgomery Street, San Francisco, CA 94104, held of record 30% of the outstanding shares of the Portfolio. The persons or organizations owning 25% or more of the outstanding shares of the Portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the Portfolio. As a result, these persons or organizations could have the ability to vote a majority on any matter requiring the approval of shareholders of the Portfolio.

  Both Institutional Class and Advisor Class Shares represent an interest in the same assets of a Portfolio. Advisor Class Shares impose a sales load and bear certain expenses related to shareholder servicing and distribution of such shares. Advisor Class Shares have exclusive voting rights for matters re-lating to such distribution expenditures. The Board of Trustees has authorized an Institutional Service Class of shares which is not currently offered by this Portfolio. Information about the Advisor Class Shares of the Portfolios is available upon request by contacting the UAM Funds Service Center.

  Annual meetings will not be held except as required by the 1940 Act and other applicable laws. The Fund has undertaken that its Trustees will call a meeting of shareholders if such a meeting is requested in writing by the hold-ers of not less than 10% of the outstanding shares of the Fund. The Fund will assist shareholder communications in such matters to the extent required by the undertaking.

CUSTODIAN
  The Chase Manhattan Bank serves as Custodian of the Fund's assets.

INDEPENDENT ACCOUNTANTS
  Price Waterhouse LLP serves as the independent accountants for the Fund.

REPORTS
  Shareholders receive unaudited semi-annual financial statements and audited annual financial statements.

SHAREHOLDER INQUIRIES
  Shareholder inquiries may be made by contacting the UAM Funds Service Center at the address or telephone number on the cover of this Prospectus.

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRE-SENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUND'S STATEMENT OF AD-DITIONAL INFORMATION, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTI-TUTE AN OFFERING BY THE FUND IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                    UAM FUNDS -- INSTITUTIONAL CLASS SHARES

Acadian Emerging Markets Portfolio
Acadian International Equity Portfolio
BHM&S Total Return Bond Portfolio

Cambiar Opportunity Portfolio
Chicago Asset Management Intermediate Bond Portfolio
Chicago Asset Management Value/Contrarian Portfolio
C&B Balanced Portfolio
C&B Equity Portfolio
C&B Equity Portfolio for Taxable Investors
C&B Mid Cap Equity Portfolio
DSI Balanced Portfolio
DSI Disciplined Value Portfolio
DSI Limited Maturity Bond Portfolio
DSI Money Market Portfolio
FMA Small Company Portfolio
FPA Crescent Portfolio
Hanson Equity Portfolio
Heitman Real Estate Portfolio
ICM Equity Portfolio
ICM Fixed Income Portfolio
ICM Small Company Portfolio
Jacobs International Octagon Portfolio
McKee Domestic Equity Portfolio
McKee International Equity Portfolio
McKee Small Cap Equity Portfolio
McKee U.S. Government Portfolio
MJI International Equity Portfolio
NWQ Balanced Portfolio
NWQ Small Cap Value Portfolio
NWQ Special Equity Portfolio
NWQ Value Equity Portfolio
Rice, Hall, James Small Cap Portfolio
Rice, Hall, James Small/Mid Cap Portfolio
Sirach Bond Portfolio
Sirach Equity Portfolio
Sirach Growth Portfolio
Sirach Special Equity Portfolio
Sirach Strategic Balanced Portfolio
SAMI Preferred Stock Income Portfolio
Sterling Partners' Balanced Portfolio
Sterling Partners' Equity Portfolio
Sterling Partners' Small Cap Value Portfolio
TS&W Balanced Portfolio
TS&W Equity Portfolio
TS&W Fixed Income Portfolio
TS&W International Equity Portfolio

                    APPLICATION INSTITUTIONAL CLASS SHARES
UAM FUNDS
REGULAR MAIL: UAM Funds               Express Mail: UAM Funds
              P.O. Box 2798           73 Tremont Street, 9th Floor
              Boston, MA 02208-2798   Boston, MA 02108-3913

             FOR HELP WITH THIS APPLICATION, OR FOR MORE
                    INFORMATION, CALL US TOLL FREE: 1-800-638-7983.
                   Distributed by UAM Fund Distributors, Inc.

 1   YOUR ACCOUNT REGISTRATION (Check one box.)
 [_]
     Individual or Joint Account
     -------------------------------------------
     Owner's Name: First, Initial, Last
                        -     -
                  ------------------------------
                  Owner's Social Security Number
   ---------------------------------------------
   Joint Owner's Name: First, Initial, Last
                        -     -
                   -----------------------------
                   Joint Owner's Social Security Number
   Joint accounts will be registered joint tenants with right of survivorship unless otherwise indicated.
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
 [_] Trust         [_] Exempt         [_] Non-Exempt         [_] Qualified Plan
   ------------------------------
   Trustee(s)' Name
   ------------------------------
   Name of Trust Agreement
   ------------------------------
   Beneficiary's Name

     -
   ---------------
   Taxpayer's ID      -----------------------
                      Date of Trust Agreement
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
 [_]
   Custodial/Gift to Minors
   --------------------------------------
   Custodian's Name: First, Initial, Last
   --------------------------------------
   Minor's Name: First, Initial, Last
   --------------------------------------
   Minor's Social Security Number
   --------------------------------------
   Minor's State of residence
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
 [_]
   *Corporation, Partnership or Other Entity
   Type:           [_] Corp.      [_] Partnership [_] Other
   --------------------------------------------------------
   Name of Corp. or Other Entity
     -
                     [_] Exempt              [_] Non-Exempt
   ---------------
   Taxpayer ID Number
   * Please enclose a corporate resolution which identifies individuals authorized to conduct transactions in this account.
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
 2 ADDRESS
   ------------------------------
   Street or P.O. Box Number
   ------------------------------
   City      State      Zip Code

   (      )          (      )
   --------------    --------------
   Daytime Phone     Evening Phone

   Citizenship:    [_] U.S.    [_] Resident-      [_] Non-      ---------------
                                   Alien              Resident  Specify Country
                                                      Alien



 3 INVESTMENT

Fill in the name of the Portfolio EXACTLY AS IT APPEARS ON THE FRONT OF THE PROSPECTUS.
                                          Fund Code
_______________________                   _____ $______
_______________________                   _____ $______
                    TOTAL                       $______

 4 METHOD OF PAYMENT
 A.[_] Check (payable to UAM Funds) An Account No. will be assigned.
 B.[_] This application confirms my prior wire purchase on (date): _____________ I was assigned the following wire reference control number:____________________

 5 DIVIDEND & CAPITAL GAINS
 Unless otherwise instructed, all distributions will be reinvested in additional shares.

  All dividends are to be
                               [_] reinvested [_] paid in cash
  All capital gains are to be  [_] reinvested [_] paid in cash

--------------------------------------------------------------------------------
 6 ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
Owner's Occupation                 Owner's Date of Birth
--------------------------------------------------------------------------------
Employer's Name
--------------------------------------------------------------------------------
Employer's Address
--------------------------------------------------------------------------------
Joint Owner's Occupation           Joint Owner's Date of Birth
--------------------------------------------------------------------------------
Joint Owner's Employer's Name
--------------------------------------------------------------------------------
Joint Owner's Employer's Address

 7  BROKER-DEALER/FINANCIAL PLANNER INFORMATION
_______________________________         ___________________________________
Dealer Name                             Address of office servicing account
(as it appears on Selling Group
 Agreement)

                                        ___________________________________
_______________________________         City     State  Zip
Address of home      Code
 office


                                        ___________________________________
________________________________        Representative's Name, Number,
 Code   City     State  Zip             Branch Number



______________________________          ____________________________________
Authorized signature of dealer          Representative's  telephone number


  For Internal
    Use Only

 Source: ___________
 Code: _____________


 8 INTERESTED PARTY:


 In addition to the account statement sent to your registered address, you may also have a Monthly Consolidated Statement Mailed to up to ten (10) interested parties (tax adviser, 401(k) Plan Administrator, Financial Planner, etc.). Please add a sheet with additional interested party names and addresses.

__________________                 _____________________________
       Name                          Firm Name (if applicable)

_____________________________
         Address

-----------------------         -------                ---------
         City                   State                  Zip Code

 9 AUTOMATIC INVESTMENT PLAN (AIP)


 An account balance of at least $2,500 is required.

 I hereby authorize and direct the agent to draw on my (our) bank account on a periodic basis, as indicated in section 11, for investment in my (our) account. Attached is a voided check of the bank account I/we wish to use (Initial investments may not be made through the Automatic Investment Plan.) Please note this privilege will be effective 15 days after UAM Funds receives this application. If no date is chosen below, your bank account will be debited on the 15th of the month.

 PREFERRED INVESTMENT SCHEDULE (PLEASE CHECK ONE):

 [_] Monthly  [_] Quarterly  [_] Semi-Annually  [_] Annually

 Begin investment on (Enter month/year):________________

 Debit My (Our) Bank Account and Invest as Follows ($100 Minimum Per
 Account):

                             $
 _______________________________________________________
 Fund                      Amount

                             $
 ________________________________________________________
 Fund                      Amount

                             $
 _________________________________________________________
 Fund                      Amount

        Please be sure to complete the back of this form.

 10 SYSTEMATIC WITHDRAWAL PLAN (SWP)


 An account balance of at least $10,000 is required.

 PREFERRED WITHDRAWAL SCHEDULE:
 [_] Monthly  [_] Quarterly  [_] Semi-Annually  [_] Annually
                                              [_] 1st or [_] 15th
 __________________________________________________________________
 begin withdrawals on (enter month/year)          day of month

 I ELECT TO RECEIVE A PERIODIC PAYMENT OF ($100
MINIMUM PER ACCOUNT):

                             $
 __________________________________________________________________
 Fund                      Amount

                             $
 __________________________________________________________________
 Fund                      Amount

                             $
 __________________________________________________________________
 Fund                      Amount

 11 BANK INFORMATION

 FOR ACH, WIRE REDEMPTIONS, AIP AND SWP

 Your bank account information must be on file in order to exercise telephone investment privileges. The account name(s) below must match exactly at least one name in section 1. A blank, voided check is necessary to provide account and bank routing information and must accompany this application.

 __________________________________________________________________
 NAME OF BANK                                   ABA number

                                      [_] checking  [_] savings
 __________________________________________________________________
 ACCOUNT NUMBER                                  ACCOUNT TYPE
 __________________________________________________________________
 BANK ADDRESS CITY STATE ZIP CODE

 Return the following to the address below:

 1. This completed application.
 2. Voided bank check or deposit slip if applicable.
 3. One check made payable to:
     UAM Funds
 Send to: UAM Funds
          P.O. Box 2798
          Boston MA 02208-2798

 12 TELEPHONE REDEMPTION AND EXCHANGE


I/We authorize Chase Global Funds Services Company to honor any request(s) believed to be authentic for the following:

[_] Telephone Exchange       [_] Telephone Redemption

    [_] a. Mail proceeds to name and address in which account is registered.
    [_] b. Wire redemption proceeds to bank indicated below.

                A VOIDED CHECK OR DEPOSIT SLIP MUST BE ATTACHED.
 ------------------------------------------------------------------
 Bank Name
 ------------------------------------------------------------------
 Bank Address
 ------------------------------------------------------------------

                                      (      )
 Account Number                       -----------------------------
                                      Bank Phone
 ------------------------------------------------------------------
 Name(s) in which Account is Registered
 ------------------------------------------------------------------
 Bank Transit Routing Number (ABA #)

 13 SIGNATURE(S)
 I/We have full authority and legal capacity to purchase Fund shares.
 I/We have received the current Prospectus of the Portfolio(s) and agree to be bound by its (their) terms.


 UNDER PENALTY OF PERJURY, I/WE ALSO
 CERTIFY THAT --

  a. The number shown on this form is a correct Taxpayer ID Number or Social Security Number.

  B. I am not subject to backup withholding because (i) I have not been notified by the Internal Revenue Service that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (ii) the irs has notified me that I am no longer subject to backup withholding. (Cross out item "b" if you have been notified by the IRS that you are subject to backup withholding because of underreporting interest or dividends on your tax return.)

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

-------------------------                        ------------------
Signature (Owner, Trustee,etc.)                  Date

-------------------------                        ------------------
Signature (Joint Owner, Co-trustee, etc.)        Date

-------------------------------------------------------------------------------
                           APPLICATION INSTRUCTIONS
-------------------------------------------------------------------------------
 If you need assistance, a representative of UAM FUNDS will be pleased to help you. Our toll-free number is 1-800-638-7983.
-------------------------------------------------------------------------------
    NEW ACCOUNT APPLICATION. An account can be registered as only one of the
    -----------------------
    following:


 . individual         Supply the Social Security Number of
 . joint tenants      the registered account owner who is to
                     be taxed.


 . Custodial/Gift     Supply minor's Social Security Number.
  to Minor

 . a trust            Supply the Taxpayer Identification Number of the legal
 . a corporation,     entity or organization that will report income and/or
partnership, orgrani capital gains.
zation, fiduciary

Please check the box that corresponds with the type of account you are opening and fill in the required information exactly as you wish it to appear on the account.

Redemption Authorizations. Corporations, other organizations, trusts and fidu-ciaries will be required to furnish additional paperwork to authorize redemp-tions. Call a representative of UAM Funds at 1-800-638-7983 for more informa-tion.


   Your Mailing Address. Please be sure to provide us with the address at
   --------------------
   which you wish to receive your mail.


   Your Investment. Please be sure to indicate the total amount invested. For
   ---------------
   more than two investments, please attach a separate sheet or an additional application.

   Establishing Your Account.
   -------------------------
   A. Section 4A lets you open your account by check. Your check(s) should be made payable to UAM Funds. Be sure to enclose your check(s) with this ap-plication.

   B. If you are confirming a new Fund purchase previously made by wire, be sure to fill in Section 4B and provide the wire reference control number you were assigned at the time of this purchase. A completed application must follow all wire purchases.

   All applications are subject to acceptance by UAM Funds.


   Receiving Your Dividends and Capital Gains . Check the distribution option you prefer. If you do not select an option, all dividends and capital gains will be reinvested in your account.

   Employment Information. It is required by the National Association of Se-
   ----------------------
   curities Dealers, Inc. to request this information.

   Interested Party/Broker-Dealer. In addition to the account statement sent
   ------------------------------
   to your registered address, you may also have a monthly consolidated statement mailed to up to ten (10) interested parties. You may add a sheet with additional interested party names and addresses. This section should also be completed if you are investing through a Broker-Dealer.

                                --IMPORTANT--

   REGULAR MAIL: UAM Funds
                 P.O. Box 2798
                 Boston, MA 02208-2798

   EXPRESS MAIL: UAM Funds
                 73 Tremont Street, 9th Floor
                 Boston, MA 02108-3913

   MORE QUESTIONS? Call a representative of UAM Funds at 1-800-638-7983.


   Telephone Redemption and Exchange. Telephone redemption proceeds mailed to
   ---------------------------------
   a shareholder will be sent only to the address listed on the account. The Funds' bank wire feature is available for redeeming out of your Fund ac-count to your bank account. Be sure to check with your bank for proper wiring instructions. The Funds require the transit/routing number of your bank or its correspondent if your bank is unable to receive wires direct-ly. Please complete Section 6 to add the bank wire feature.

   Telephone exchanges may be made only if a Fund holds all share certifi-cates and if the registration of the two accounts will be identical.


   Your Signature(s). Please be sure to sign this application. If the account is registered in the name of:

   .an individual, the individual should sign

   .joint tenants, both should sign

   .a trust or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity)

   .a corporation or other organization, an officer should sign (please indi-cate corporate office or title)

  UAM Funds Service Center
  c/o Chase Global Funds Services Company
  P.O. Box 2798
  Boston, MA 02208-2798
  1-800-638-7983

  Investment Adviser

  Heitman/PRA Securities Advisors, Inc.

  180 North La Salle Street

  Chicago, IL 60601

  Distributor
  UAM Fund Distributors, Inc.
  211 Congress Street
  Boston, MA 02110




  PROSPECTUS

  March 2, 1998,

  as amended June 30, 1998

                                        UAM Funds

                                        Prospectus
                                        March 2, 1998,
                                        as amended June 30, 1998

                      Heitman Real Estate Portfolio
                                        Advisor Class Shares
--------------------------------------------------------------------------------
                                                                             UAM
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Estimated Fund Expenses....................................................   2
Prospectus Summary.........................................................   4
Risk Factors...............................................................   5
Financial Highlights.......................................................   6
Investment Objective.......................................................   8
Investment Policies........................................................   8
Other Investment Policies..................................................   9
Investment Limitations.....................................................  12
Purchase of Shares.........................................................  13
Redemption of Shares.......................................................  20
Service and Distribution Plans.............................................  22
Shareholder Services.......................................................  23
Valuation of Shares........................................................  25
Performance Calculations...................................................  25
Dividends, Capital Gains Distributions and Taxes...........................  27
Investment Adviser.........................................................  28
Administrative Services....................................................  29
Distributor................................................................  30
Portfolio Transactions.....................................................  30
General Information........................................................  31

UAM FUNDS                                         HEITMAN REAL ESTATE PORTFOLIO

                                    ADVISOR CLASS SHARES

-------------------------------------------------------------------------------

             PROSPECTUS -- MARCH 2, 1998, AS AMENDED JUNE 30, 1998

  UAM Funds Trust (the "Fund") is an open-end, management investment company known as a "mutual fund." The Fund consists of multiple series of shares (known as "Portfolios"), each of which has different investment objectives and policies. The Heitman Real Estate Portfolio currently offers two separate classes of shares: Institutional Class Shares and Advisor Class Shares. Shares of each class represent equal, pro rata interests in a Portfolio and accrue dividends in the same manner except that Advisor Class Shares impose a sales load and bear fees payable by the class (at the rate of .50% per annum) to fi-nancial institutions for services they provide to the owners of such shares. The securities offered in this Prospectus are Advisor Class Shares of one di-versified Portfolio of the Fund managed by Heitman/PRA Securities Advisors, Inc.

  HEITMAN REAL ESTATE PORTFOLIO. Heitman/PRA Real Estate Portfolio (the "Port-folio") seeks high total return consistent with reasonable risk by investing primarily in equity securities of public companies principally engaged in the real estate business. Each investment is selected based upon a determination by the Fund's Adviser that the anticipated total return, considering both in-come and potential for capital appreciation, is high relative to the risk as-sumed.

  There can be no assurance the Portfolio will achieve its stated objective.

  Keep this Prospectus for future reference. It contains information that you should know before you invest. A "Statement of Additional Information" (SAI) containing additional information about the Fund has been filed with the Secu-rities and Exchange Commission. The SAI is dated March 2, 1998, as amended June 30, 1998, and has been incorporated by reference into this Prospectus. For a free copy of the SAI, contact the UAM Funds Service Center at 1-800-638-7983.

 THESE  SECURITIES HAVE NOT  BEEN APPROVED OR  DISAPPROVED BY THE  SECURITIES
   AND EXCHANGE COMMISSION, NOR HAS  THE SECURITIES AND EXCHANGE COMMISSION
     PASSED  UPON  THE  ACCURACY  OR  ADEQUACY  OF  THIS  PROSPECTUS.  ANY
      REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            ESTIMATED FUND EXPENSES

  The following table illustrates expenses and fees that a shareholder of the Portfolio's Advisor Class Shares will incur. Transaction fees may be charged if a broker-dealer or other financial intermediary deals with the Fund on your behalf. (See "PURCHASE OF SHARES.")

                       SHAREHOLDER TRANSACTION EXPENSES

   Sales Load Imposed on Purchases........................................ 4.75%
   Sales Load Imposed on Reinvested Dividends.............................  NONE
   Deferred Sales Load....................................................  NONE
   Redemption Fees........................................................  NONE
   Exchange Fees..........................................................  NONE

                        ANNUAL FUND OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

   Investment Advisory Fees.............................................. 0.73%+
   12b-1 Fees (Including Shareholder Servicing Fees)++................... 0.50%
   Other Expenses........................................................ 0.09%
     Administrative Fees................................................. 0.13%
                                                                          -----
   Total Operating Expenses:............................................. 1.45%
                                                                          =====

-----------
+ The Portfolio pays Heitman/PRA Securities Advisors, Inc. a fee calculated daily and paid monthly in arrears, at the annual rate of 0.75% of the Port-folio's first $100 million of average daily net assets plus 0.65% of the av-erage daily net assets of the Portfolio in excess of $100 million.

++ The Advisor Class Shares may bear service fees of 0.25% and distribution fees and expenses of up to 0.25%. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (See "SERVICE AND DISTRIBUTION PLANS.")

  The above table shows various fees and expenses an investor would bear di-rectly or indirectly. The expenses and fees set forth above for the Portfolio are based on estimates. For purposes of calculating the expenses and fees set forth above, the table assumes that the Portfolio's average daily assets will be approximately $80 million. The effect of expense offsets on Total Operating Expenses is excluded.

EXAMPLE
  The following example illustrates expenses a shareholder would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return, (2) a 4.75% initial sales charge and (3) redemption at the end of each time period. The Portfolio charges no redemption fees of any kind.

                                              1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                              ------ ------- ------- --------
   Heitman Real Estate Portfolio Advisor
     Class Shares............................  $62     $91    $123     $214

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EX-PENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

NOTE TO EXPENSE TABLE
  The information set forth in the table and example above relates only to Ad-visor Class Shares of the Portfolio. Advisor Class Shares are subject to dif-ferent total fees and expenses than Institutional Class Shares. Service Agents may charge other fees to their customers who are beneficial owners of Advisor Class Shares in connection with their customer accounts. (See "SERVICE AND DISTRIBUTION PLANS.")

                              PROSPECTUS SUMMARY

INVESTMENT ADVISER
  Heitman/PRA Securities Advisors, Inc. (the "Adviser") is an indirect wholly-owned subsidiary of United Asset Management Corporation. The Adviser and its affiliated companies are among the nation's largest institutional real estate advisers with over 850 real estate professionals in 90 offices throughout the United States, currently managing $8.7 billion in real estate.

PURCHASE OF SHARES
  Shares of the Portfolio are offered through ACG Capital Corporation (the "Distributor") to investors at net asset value with a sales charge. Share pur-chases may be made by sending investments directly to the Fund. The minimum initial investment is $5,000. Subsequent investments will be accepted in any amount. Certain exceptions to the initial or minimum investment amounts may be permitted by the officers of the Fund. (See "PURCHASE OF SHARES.")

DIVIDENDS AND DISTRIBUTIONS
  The Portfolio will normally distribute substantially all of its net invest-ment income in quarterly dividends. The Portfolio will distribute any realized net capital gains annually. Distributions will be reinvested in Portfolio shares automatically unless an investor elects to receive cash distributions. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")

REDEMPTIONS AND EXCHANGES
  Shares of the Portfolio may be redeemed at any time, without cost, at the net asset value of the Portfolio next determined after receipt of the redemp-tion request. The redemption price may be more or less than the purchase price. Shares of the Portfolio may be exchanged for shares of the same class of any other Portfolio of the UAM Funds. (See "REDEMPTION OF SHARES" and "EX-CHANGE PRIVILEGE.")

ADMINISTRATIVE SERVICES
  UAM Fund Services, Inc. ("UAMFSI"), a wholly-owned subsidiary of United As-set Management Corporation, is responsible for performing and overseeing ad-ministration, fund accounting, dividend disbursing and transfer agency serv-ices provided to the Fund and its Portfolios by third-party service providers. (See "ADMINISTRATIVE SERVICES.")

                                 RISK FACTORS
  The value of the Portfolio's shares will fluctuate in response to changes in market and economic conditions as well as the financial conditions and pros-pects of the issuers in which the Portfolio invests. Prospective investors should consider the following: (1) In general, the Portfolio will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held. High rates of portfolio turn-over may result in additional transaction costs and the realization of capital gains. (See "PORTFOLIO TURNOVER."); (2) In addition, the Portfolio may use various investment practices, including investing in repurchase agreements and lending of securities. (See "OTHER INVESTMENT POLICIES."); and (3) Under nor-mal circumstances, at least 65% of the Portfolio's assets will be invested in the equity securities of public companies principally engaged in the real es-tate industry. Because the Portfolio will be concentrated in this industry, the Portfolio may be subject to the risks associated with the direct ownership of real estate. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, and in-creases in interest rates. The value of securities of companies which service the real estate business sector may also be affected by such risks. Thus, the value of the Portfolio's shares may change at different rates compared to the value of shares of a mutual fund with investments in many industries. Because the Portfolio may invest a substantial portion of its assets in Real Estate Investment Trusts ("REITs"), the Portfolio may also be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrow-ers or tenants. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks in-herent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") or its failure to maintain exemption from registration under the Investment Company Act of 1940 (the "1940 Act"). (See "REAL ESTATE INVESTMENT TRUSTS.")

                             FINANCIAL HIGHLIGHTS
                             ADVISOR CLASS SHARES

  Prior to June 30, 1998, the Portfolio operated as a series of Heitman Secu-rities Trust and operated under the name Heitman Real Estate Fund. On June 30, 1998, after approval by its shareholders, the Heitman Real Estate Fund was re-organized as part of the UAM Funds Trust and renamed the Heitman Real Estate Portfolio.

  The following table provides selected per share information for a share out-standing throughout the period presented for the Heitman Real Estate Portfo-lio's Advisor Class Shares. The information in this table is derived from the Portfolio's Financial Statements, which are included in the Portfolio's 1997 Annual Report to Shareholders. The Annual Report is incorporated by reference into the Portfolio's SAI. The Portfolio's Financial Statements for the year ended December 31, 1996 and 1997 have been audited by Price Waterhouse LLP. Their unqualified opinion on the Financial Statements is also incorporated by reference into the SAI. The Financial Statements for the period prior to Janu-ary 1, 1996 have been audited by other independent accountants. Please read the following information in conjunction with the Portfolio's 1997 Annual Re-port to Shareholders.

                                          ADVISOR CLASS SHARES
                                          --------------------
                               FOR THE           FOR THE       FOR THE PERIOD
                             FISCAL YEAR       FISCAL YEAR      MAY 15, 1995+
                                ENDED             ENDED            THROUGH
                          DECEMBER 31, 1997 DECEMBER 31, 1996 DECEMBER 31, 1995
                          ----------------- ----------------- -----------------
NET ASSET VALUE,
  BEGINNING OF PERIOD....      $ 10.98           $  8.67           $ 8.00
                               -------           -------           ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment
    incomea..............         0.35              0.31             0.23
  Net realized and
    unrealized gain on
    investments..........         1.80              2.84             0.80
                               -------           -------           ------
    Total from investment
      operations.........         2.15              3.15             1.03
                               -------           -------           ------
DISTRIBUTIONS
  From net investment
    incomea..............        (0.35)            (0.31)           (0.23)
  In excess of net
    investment income....        (0.04)            (0.12)            0.00
  From net realized gain
    on investments.......        (2.24)            (0.41)            0.00
  From tax return of
    capitalb.............         0.00              0.00            (0.13)
                               -------           -------           ------
    Total distributions..        (2.63)            (0.84)           (0.36)
                               -------           -------           ------
NET ASSET VALUE, END OF
  PERIOD.................      $ 10.50           $ 10.98           $ 8.67
                               =======           =======           ======
Total Returnc............        20.44%            37.44%           13.19%
                               -------           -------           ------
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of
    period
    (in 000's)...........      $85,222           $79,805           $5,520
  Ratio of expenses to
    average net assets...         1.59%             1.73%            1.99%*d
  Ratio of net investment
    income to average net
    assetsa..............         3.14%             3.91%            4.27%*d
  Portfolio Turnover.....        89.51%            59.88%           65.33%*
  Average commission rate
    paide................      $0.0425           $0.0504              --

-----------
* Annualized.
+ Commencement of operations.
a Distributions from REIT investments generally include a return of capital, which the Fund records as a reduction in the cost basis of its investments. b Historically, the Fund has distributed to its shareholders amounts approxi-
  mating dividends received from the REITs. Such distributions may include a portion which may be a return of capital.
c This result does not include the sales charge. If the charge had been in-cluded, the return would have been lower. The total return figure for the fiscal period ended December 31, 1995 has not been annualized.
d During 1995, the Advisor agreed to reimburse a portion of the Advisor
  Shares' expenses. Without reimbursement, the expense ratio would have been 5.34% and the ratio of net investment income to average net assets would have been 0.92%.
e Required disclosure for fiscal years beginning after September 1, 1995 pur-suant to SEC regulations.

                             INVESTMENT OBJECTIVE

  The Portfolio's investment objective is to obtain high total return consis-tent with reasonable risk by investing primarily in equity securities of pub-lic companies principally engaged in the real estate business. Each investment will be selected based upon a determination by the Adviser that the antici-pated total return, considering both income and potential for capital appreci-ation, is high relative to the risk assumed. There can be no assurance that the Portfolio will achieve its objective and the Portfolio may not achieve as high a total return as other investment companies that invest in a broader universe of securities. The Portfolio's investment objective is a fundamental policy and may be changed only by the affirmative vote of the holders of a ma-jority of the Portfolio's shares.

                              INVESTMENT POLICIES

  The Portfolio seeks to achieve its objective by investing in equity securi-ties of public companies principally engaged in the real estate business. A company is "principally engaged" in the real estate business if at least 50% of the fair market value of its assets, as determined by the Adviser, consists of interests in, or at least 50% of its gross income or net profits are de-rived from the ownership, construction, management, financing or sale of, res-idential, commercial, or industrial real estate. Equity securities in which the Portfolio may invest are limited to common and preferred stocks, convert-ible bonds and convertible preferred stocks and warrants. All equity securi-ties in which the Portfolio invests will be listed on a U.S. national securi-ties exchange or traded in the over-the-counter market.

  Total return is composed of current income and capital appreciation. Under normal circumstances, the Portfolio will seek to maintain a balanced portfolio of securities which are income producing and securities which offer potential for capital appreciation.

  Under normal conditions, at least 65% of the Portfolio's total assets will be invested in the equity securities of companies, a majority of whose assets are represented by the ownership of real property, including leasehold inter-ests. Such companies may include equity, mortgage and hybrid REITs and other companies with substantial real estate holdings. Although not an investment policy of the Portfolio, it is anticipated that under normal circumstances ap-proximately 60% to 90% of the Portfolio's total assets will be invested in REITs and that a majority of the Portfolio's REIT investments will consist of equity securities of equity and hybrid REITs.

  The Portfolio may invest up to 35% of its total assets in equity securities of companies not principally engaged in the real estate business (as defined above) but nonetheless engaged in businesses related thereto. These companies may include manufacturers and distributors of building supplies, financial in-stitutions which make or service mortgages, and companies whose real estate assets are substantial relative to the companies' stock market valuations, such as re-tailers, railroads and paper and forest products companies.

  When the Adviser believes that market conditions warrant a defensive posi-tion, up to 100% of the Portfolio's assets may be held in cash and short-term investments. See "SHORT-TERM INVESTMENTS AND REPURCHASE AGREEMENTS" below for a description of the types of short-term instruments in which the Portfolio may invest for temporary defensive purposes. When the Portfolio is in a defen-sive position, it may not necessarily be pursuing its stated investment objec-tive.

                           OTHER INVESTMENT POLICIES

SHORT-TERM INVESTMENTS
  In order to earn a return on uninvested assets, meet anticipated redemp-tions, or for temporary defensive purposes, the Portfolio may invest a portion of its assets in domestic and foreign money market instruments including cer-tificates of deposit, bankers acceptances, time deposits, U.S. Government ob-ligations, U.S. Government agency securities, short-term corporate debt secu-rities, and commercial paper rated A-1 or A-2 by Standard & Poor's Corporation or Prime-1 or Prime-2 by Moody's Investors Service, Inc. or, if unrated, de-termined by the Adviser to be of comparable quality.

  The Fund has received permission from the Securities and Exchange Commission (the "SEC") to deposit the daily uninvested cash balances of the Fund's Port-folios, as well as cash for investment purposes, into one or more joint ac-counts and to invest the daily balance of the joint accounts in the following short-term investments: fully collateralized repurchase agreements, interest-bearing or discounted commercial paper including dollar-denominated commercial paper of foreign issuers, and any other short-term money market instruments including variable rate demand notes and tax-exempt money instruments. By en-tering into these investments on a joint basis, it is expected that a Portfo-lio may earn a higher rate of return on investments relative to what it could earn individually.

  The Fund has received permission from the SEC for each of its Portfolios to invest, for cash management purposes, the greater of 5% of its total assets or $2.5 million in the Fund's DSI Money Market Portfolio. (See "INVESTMENT COMPA-NIES.")

REPURCHASE AGREEMENTS
  The Portfolio may invest in repurchase agreements collateralized by U.S. Government securities, certificates of deposit, and certain bankers' accept-ances and other securities outlined above under "SHORT-TERM INVESTMENTS." In a repurchase agreement, the Portfolio buys a security and simultaneously commits to sell it back at an agreed upon price plus an agreed upon market rate of in-terest. Under a repurchase agreement, the seller is required to maintain the value of securities subject to the agreement at not less than 100% of the re-purchase price. The value of the securities will be evaluated daily, and the Adviser will, if necessary, require the seller to maintain additional securi-ties to ensure that the value is in compliance with the previous sentence.

  The use of repurchase agreements involves certain risks. For example, a de-fault by the seller under an agreement may cause the Portfolio to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Portfolio might also incur disposition costs in liquidating the collateral. While the Fund's management acknowledges these risks, it is ex-pected that they can be controlled through stringent security selection crite-ria and careful monitoring procedures.

  The Fund has received permission from the SEC to pool daily uninvested cash balances of the Fund's Portfolios in order to invest in repurchase agreements on a joint basis. By entering into joint repurchase agreements, a Portfolio may incur lower transaction costs and earn higher rates of interest on joint repurchase agreements. Each Portfolio's contribution would determine its re-turn from a joint repurchase agreement. (See "SHORT-TERM INVESTMENTS.")

LENDING OF SECURITIES
  The Portfolio may lend its investment securities to qualified institutional investors as a means of earning income. The Portfolio will not loan securities to the extent that greater than one-third of its assets at fair market value would be committed to loans. During the term of a loan, the Portfolio is sub-ject to a gain or loss depending on any increase or decrease in the market price of the securities loaned. Lending of securities is subject to review by the Fund's Board of Trustees. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions about securities lending.

  An investment company may pay reasonable negotiated fees in connection with loaned securities so long as such fees are set forth in a written contract and approved by its Board of Trustees. The Portfolios will continue to retain any voting rights with respect to loaned securities. If a material event occurs affecting an investment on a loan, the loan must be called and the securities voted.

PORTFOLIO TURNOVER
  Portfolio turnover is not anticipated to exceed 75%. In addition to Portfo-lio trading costs, higher rates of portfolio turnover may result in the reali-zation of capital gains. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND

TAXES" for more information on taxation). The Portfolio will not normally en-gage in short-term trading, but reserves the right to do so. The table set forth in "Financial Highlights" presents the Portfolio's historical portfolio turnover ratios.

INVESTMENT COMPANIES
  The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of the Portfolio's total as-sets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment com-pany. The Portfolio will indirectly bear its proportionate share of any man-agement fees paid by an investment company in which it invests in addition to the advisory fee paid by the Portfolio.

  The Fund has received permission from the SEC to allow each of its Portfo-lios to invest, for cash management purposes, the greater of 5% of its total assets or $2.5 million in the Fund's DSI Money Market Portfolio provided that the investment is consistent with the Portfolio's investment policies and re-strictions. Based upon the Portfolio's assets invested in the DSI Money Market Portfolio, the Portfolio's adviser will waive its investment advisory fee and any other fees earned as a result of the Portfolio's investment in the DSI Money Market Portfolio. The Portfolio will bear expenses of the DSI Money Mar-ket Portfolio on the same basis as all of its other shareholders.

RESTRICTED SECURITIES
  The Portfolio may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified in-stitutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Fund's Board of Trustees, the Adviser determines the li-quidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these re-stricted securities are not treated as illiquid securities for purposes of a Portfolio's investment limitations. The Portfolio may also invest up to 15% of its net assets in illiquid securities. Prices realized from sales of these se-curities could be more or less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities.

REAL ESTATE INVESTMENT TRUSTS
  A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional re-quirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and gov-ernment securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annu-ally 95% or more of its otherwise taxable income to shareholders.

  REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans; and a hybrid REIT invests in both real estate equities and mortgages. Although not an investment policy of the Portfolio, it is antici-pated that under normal circumstances, approximately 10% to 15% of the REITs in which the Portfolio invests will have operating histories of less than three years.

                            INVESTMENT LIMITATIONS

  The Portfolio will not:
    (a) with respect to 75% of its assets, invest more than 5% of its to-tal assets at the time of purchase in the securities of any sin-gle issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. Government or any of its agen-cies or instrumentalities);
    (b) with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer;
    (c) invest more than 5% of its assets at the time of purchase in the securities of companies (other than securities of REITs) that have (with predecessors) a continuous operating history of less than 3 years;
    (d) make loans except by purchasing debt securities in accordance with its investment objective and policies or entering into re-purchase agreements or by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as the loans are made in compliance with the 1940 Act, as amend-ed, or the Rules and Regulations or interpretations of the SEC;
    (e) (i) borrow, except from banks and as a temporary measure for ex-traordinary or emergency purposes and then, in no event, in ex-cess of 33 1/3% of the Portfolio's total assets valued at the lower of market or cost, and (ii) a Portfolio may not purchase additional securities when borrowings exceed 5% of total assets; or
    (f) pledge, mortgage or hypothecate any of its assets to an extent greater than 33 1/3% of its total assets at fair market value.

  The Portfolio's investment objective and investment limitations (a), (b),
(d), and (e)(i) listed above are fundamental policies and may be changed only with the approval of the holders of a majority of the outstanding voting secu-rities of the Portfolio. The other investment limitations described here and those not specified as fundamental in the SAI as well as the Portfolio's in-vestment policies are not fundamental and the Fund's Board of Trustees may change them without shareholder approval upon reasonable notice to investors.

                              PURCHASE OF SHARES

  Shares of the Portfolio are offered through ACG Capital Corporation (the "Distributor") with a sales charge at the net asset value per share next de-termined after an order is received by the Fund or its designated Service Agent and payment is received by the Custodian. (See "SERVICE AND DISTRIBUTION PLANS" and "VALUATION OF SHARES.") The minimum initial investment required is $5,000. Certain exceptions may be permitted by the officers of the Fund.

  The Portfolio issues two classes of shares: Institutional Class and Advisor Class Shares. The two classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all re-spects, except that the Advisor Class Shares offered by this Prospectus impose a sales charge on purchases, bear shareholder servicing expenses and distribu-tion plan expenses, and have exclusive voting rights with respect to the Rule 12b-1 Distribution Plan pursuant to which the distribution fee may be paid. The two classes have different exchange privileges. (See "SHAREHOLDER SERVIC-ES -- EXCHANGE PRIVILEGE.") The net income attributable to Advisor Class Shares and the dividends payable on Advisor Class Shares will be reduced by the amount of the shareholder servicing and distribution fees; accordingly, the net asset value of the Advisor Class Shares will be reduced by such amount to the extent the Portfolio has undistributed net income.

  Some Service Agents may also impose additional or different conditions or other account fees on the purchase and redemption of Portfolio shares, which are not subject to the Rule 12b-1 Service and Distribution Plans, which may include transaction fees and/or service fees paid by the Fund from the Fund assets attributable to the Service Agent and, would not be imposed if shares of the Portfolio were purchased directly from the Fund or the Distributor. The Service Agents may provide shareholder services to their customers that are not available to a shareholder dealing directly with the Fund. Each Service Agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regard-ing purchases and redemptions. Shareholders who are customers of Service Agents should consult their Service Agent for information regarding these fees and conditions. A salesperson and any other person entitled to receive compensation for selling or servicing Portfolio shares may receive different compensation with respect to one particular class of shares over another in the Fund.

  Service Agents, or if applicable, their designees, that have entered into agreements with the Fund or its agent may enter confirmed purchase or redemp-tion orders on behalf of clients and customers, with payment to follow no later than a Portfolio's pricing on the following business day. If payment is not received by the Fund's Sub-Transfer Agent, Chase Global Funds Services Company, by such time, the Service Agent could be held liable for resulting fees or losses. A Portfolio may be deemed to have received a purchase or re-demption order when a Service Agent, or, if applicable, its authorized desig-nee, accepts the order. Orders received by the Fund in proper form will be priced at the Portfolio's net asset value next computed after they are ac-cepted by the Service Agent or its authorized designee. Service Agents are re-sponsible to their customers and the Fund for timely transmission of all sub-scription and redemption requests, investment information, documentation and money.

INITIAL INVESTMENTS

  BY MAIL

  . Complete and sign an Application and mail it together with a check made payable to UAM Funds to:

                                UAM Funds Trust
                           UAM Funds Service Center
                    c/o Chase Global Funds Services Company
                                 P.O. Box 2798
                             Boston, MA 02208-2798

  Payment for purchases of shares received by mail will be credited to your account at the net asset value per share of the Portfolio next determined af-ter receipt. Payment need not to be converted into Federal Funds (monies cred-ited to the Fund's Custodian Bank by a Federal Reserve Bank) before the Fund will accept it for investment. The Fund will not accept third-party checks to purchase shares of a Portfolio. If you purchase shares by check, please be sure that your check is made payable to the "UAM Funds."

  BY WIRE
  . Telephone the UAM Funds Service Center and provide the account name, ad-dress, telephone number, social security or taxpayer identification num-ber, the Portfolio selected, the amount being wired and the name of the bank wiring the funds. The call must be received prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time) to receive that day's price. An account number will then be provided to you in addition to wiring instructions. Next,

  . instruct your bank to wire the specified amount to the Fund's Custodian:

                           The Chase Manhattan Bank
                                ABA #021000021
                                   UAM Funds
                             DDA Acct. #9102772952
                           Ref: Portfolio Name
                           Your Account Number
                            Your Account Name
                           Wire Control Number
                  (assigned by the UAM Funds Service Center)

  . Forward a completed Application to the Fund at the address shown on the form. Federal Funds purchases will be accepted only on a day on which both the NYSE and the Custodian Bank are open for business.

  . To be sure that a bank wire order is received on the same day it is sent, an investor's bank should wire funds as early in the day as possi-ble. The bank sending funds may charge for this service. The Fund's agent reserves the right to charge investors for receipt of wired funds, but no charge is currently imposed by this service. It is necessary to obtain a new wire control number every time money is wired into an ac-count in a Portfolio. Wire control numbers are effective for one trans-action only and cannot be used more than once. Wired money that is not properly identified with a currently effective wire control number will be returned to the bank from which it was wired and will not be credited to the shareholder's account.

ADDITIONAL INVESTMENTS
  Additional investments can be made at any time. Subsequent investments will be accepted in any amount. Shares may be purchased at net asset value by mail-ing a check to the UAM Funds Service Center (made payable to "UAM Funds") at the above address or by wiring money to the Custodian Bank using the instruc-tions outlined above. When making additional investments, be sure that the ac-count number, account name and the Portfolio to be purchased are identified on the check or wire. Prior to wiring additional investments, notify the Fund by calling the number on the cover of this Prospectus. Mail orders should in-clude, when possible, the "Invest by Mail" stub which accompanies any Fund confirmation statement.

PURCHASE BY ACH
  If you have made this election, shares of a Portfolio may be purchased via Automated Clearing House ("ACH"). Investors purchasing via ACH should com-plete the appropriate sections of the Account Application and attach a voided check or deposit slip to the Account Application. This option must be estab-lished on your account at least 15 days prior to your initiating an ACH trans-action. (See "SHAREHOLDER SERVICES -- AUTOMATIC INVESTMENT PLAN.")

OTHER PURCHASE INFORMATION
  Investments received by the close of regular trading on the NYSE (generally 4 p.m. Eastern Time) will be invested at the price calculated after the NYSE closes on that day. Investments received after the close of the NYSE will be executed at the price computed on the next day the NYSE is open. The Fund re-serves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or to reject purchase orders when, in the judgment of manage-ment, such suspension or rejection is in the best interests of the Fund. The Portfolios are intended to be long-term investment vehicles and are not de-signed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases can be disruptive to efficient portfolio management and, consequently, can be detrimental to a Portfolio's performance and its shareholders. Accordingly, if the Fund's management deter-mines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may reject in whole or part any purchase request, with respect to such investor's account. Such investors also may be barred from purchasing other Portfolios of the Fund. Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places. Certificates for fractional shares will not be issued. Certificates for whole shares will not be issued except at the written request of the shareholder.

IN-KIND PURCHASES
  If accepted by the Fund, shares of a Portfolio may be purchased in exchange for securities which are eligible for acquisition by the Portfolio, as de-scribed in this Prospectus. Securities to be exchanged which are accepted by the Fund will be valued as described under "VALUATION OF SHARES" at the next determination of net asset value after acceptance. Shares issued by a Portfo-lio in exchange for securities will be issued at net asset value determined as of the same time. All dividends, interest, subscription, or other rights per-taining to such securities shall become the property of the Portfolio and must be delivered to the Fund by the investor upon receipt from the issuer. Securi-ties acquired through an in-kind purchase will be acquired for investment and not for immediate resale.

  The Fund will not accept securities in exchange for shares of a Portfolio unless:

  . at the time of exchange, such securities are eligible to be included in the Portfolio (current market quotations must be readily available for such securities);

  . the investor represents and agrees that all securities offered to be ex-changed are liquid securities and not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933, or other-wise; and

  . the value of any such securities (except U.S. Government securities) be-ing exchanged together with other securities of the same issuer owned by the Portfolio will not exceed 5% of the net assets of the Portfolio im-mediately after the transaction.

  Investors who are subject to Federal taxation upon exchange may realize a gain or loss for Federal income tax purposes depending upon the cost of secu-rities or local currency exchanged. Investors interested in such exchanges should contact the Adviser.

FEES AND CHARGES
  SALES CHARGES. Except as described under "Special Programs," the purchase price of an Advisor Class Share of the Fund is the Fund's per share net asset value after the purchase order is duly received, as defined herein, plus a sales charge that varies depending on the dollar amount of the shares pur-chased as set forth below. A major portion of this sales charge is reallowed by the Distributor to the Authorized Broker responsible for the sale.

DOLLAR AMOUNT             SALES CHARGE PAID SALES CHARGE PAID       DEALER
 OF PURCHASE              BY INVESTORS AS %  BY INVESTOR AS %   CONCESSION AS %
 TRANSACTION              OF PURCHASE PRICE OF NET ASSET VALUE OF PURCHASE PRICE
-------------             ----------------- ------------------ -----------------
Less than $100,000......        4.75               4.99              4.00
$100,000 or above but
  less than $250,000....        4.00               4.17              3.50
$250,000 or above but
  less than $500,000....        3.00               3.09              2.50
$500,000 or above but
  less than $1 million..        2.00               2.04              1.75
$1 million and above....        1.00               1.01               .75

  The reduced charges described above are applicable to purchases of $100,000 or more made at any one time by groups of "related investors" such as immedi-ate family members. See the SAI for more complete information concerning re-lated investors.

  At the discretion of the Distributor, the entire sales charge may at times be reallowed to dealers. During periods when 90% or more of the sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933. The Distributor, at their expense, may also provide additional compensation to dealers in connection with sales of Advisor Class Shares of the Fund. Compensation may include financial assis-tance to dealers in connection with conferences, sales or training programs for their employees, semi-nars for the public, advertising, sales campaigns and/or shareholder services and programs regarding the Fund and other dealer-sponsored programs or events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell significant amounts of such Advisor Class Shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Details relating to any special reallowance or compensation arrange-ments between the Distributor and any broker or dealer are set forth in the SAI. Dealers may not use sales of the Fund's shares to qualify for this com-pensation to the extent prohibited by the laws of any state or any self-regu-latory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned additional compensation is paid for by the Fund or its shareholders.

  Letter of Intent. Shareholders may purchase shares of the Fund at reduced sales charges by executing a Letter of Intent to purchase no less than an ag-gregate of $100,000 of shares of the Fund within a 13-month period. The in-vestor will be charged the sales charge applicable to each purchase made pur-suant to a Letter of Intent as if the total dollar amount set forth in the Letter of Intent were being bought in a single transaction. Purchases made within a 90-day period prior to the execution of a Letter of Intent may be in-cluded therein; in such case the date of the earliest of such purchases marks the commencement of the 13-month period.

  An investor may include toward completion of a Letter of Intent the current value of all of the investor's shares of the Fund held of record as of the date of the Letter of Intent, plus the current value as of such date of all of such shares held by any "related person" as eligible to join with the investor in a single purchase.

  A Letter of Intent does not bind the investor to purchase the specified amount. Shares equivalent to 2% of the specified amount will, however, be taken from the initial purchase (or, if necessary, subsequent purchases) and held in escrow in the investor's account as collateral against the higher sales charge which would apply if the total purchase is not completed within the allotted time. The escrowed shares will be released when the aggregate purchase specified under the Letter of Intent is completed, or if it is not completed, when the balance of the higher sales charge is, upon notice, remit-ted by the investor. All dividends and capital gains distributions with re-spect to the escrowed shares will be credited to the investor's account.

SPECIAL PROGRAMS
  Purchases Through Service Agents, Authorized Brokers and by Certain Other Investors. Advisor Class Shares also may be purchased without a sales charge by: registered investment advisers exercising discretionary investment author-ity with respect to the purchase of Fund shares; accounts of Service Agents that charge account management fees; registered representatives and employees (and their spouses and minor children) of any Authorized Broker or Service Agent; trust departments of financial institutions; other investment companies in connec-tion with the sale to the Fund of cash and securities owned by such other in-vestment companies; separate accounts established and maintained by an insur-ance company that are exempt from registration under Section 3(c)(11) of the 1940 Act; members of organizations that make recommendations to or permit group solicitations in connection with the purchase of shares of the Fund; and "eligible employee benefit plans" of employers who have at least 2,000 U.S. employees to whom such a plan is made available and, regardless of the number of employees, if such plan is established and maintained by any Authorized Broker or Service Agent. An "eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales of shares to such plans must be made in connection with a payroll deduction system of plan funding or other system acceptable to the Distributor.

  Purchases may also be made at net asset value, without a sales charge, pro-vided that such purchases are placed through a Service Agent and such pur-chases are made by the following:

  . investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a manage-ment, consulting or other fee for their services;

  . clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the Service Agent; and

  . retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

MARKETING SERVICES AGREEMENT
  The Adviser and ACG have entered into a marketing services agreement with respect to the sale of Advisor Class Shares and certain Institutional Class Shares. Under the marketing services agreement, the Adviser will pay ACG addi-tional compensation in the amount of .15 of 1% of the net asset value of the Fund represented by the Advisor Class Shares. The Adviser has also agreed to pay ACG .10% of 1% of the net asset value of Advisor Class Shares held in om-nibus shareholder accounts maintained by certain Service Agents. In addition, the Adviser has agreed to make certain continuing payments to ACG in the event that the marketing services agreement is terminated (as long as ACG remains registered as a broker/dealer) or if the fees payable to ACG as distributor of the Advisor Class Shares are reduced. However, if the Adviser terminates the agreement for "cause" or if ACG terminates its distribution agreement with the Trust, ACG is not en-titled to such continuing payments. Finally, the agreement provides that ACG will not serve as a distributor of any other open-end registered investment company that invests primarily in shares of REITs (subject to a limited excep-tion) and that the Adviser will not offer, sponsor, advise or otherwise pro-mote any open-end registered investment company for which ACG is not the dis-tributor, subject to certain exceptions.

                             REDEMPTION OF SHARES

  Shares of the Portfolio may be redeemed by mail or telephone at any time, without cost, at the net asset value of the Portfolio next determined after receipt of the redemption request. No charge is made for redemptions. Any re-demption may be more or less than the purchase price of the shares depending on the market value of investment securities held by the Portfolio.

BY MAIL
  Address requests for redemption to the UAM Funds Service Center. Requests to redeem shares must include:
  . share certificates, if issued;
  . a letter of instruction or an assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;
  . any required signature guarantees (see "SIGNATURE GUARANTEES"); and . any other necessary legal documents, if required, in the case of es-
    tates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

BY TELEPHONE
  A redemption request by telephone requires the following:
  . establish the telephone redemption privilege (and if desired, the wire redemption privilege) by completing appropriate sections of the Applica-tion Form; and
  . call the Fund and instruct that the redemption proceeds be mailed to you or wired to your bank.

  The following tasks cannot be accomplished by telephone:
  . changing the name of the commercial bank or the account designated to receive redemption proceeds (this can be accomplished only by a written request signed by each shareholder, with each signature guaranteed); and
  . redemption of certificated shares by telephone.

  The Fund and its Sub-Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requir-ing the investor to provide certain personal identification at the time an ac-count is opened, as well as prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written in-structions of such transaction requests. The Fund or Sub-Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone instructions if the Fund or the Sub-Transfer Agent do not employ the procedures described above. Neither the Fund nor the Sub-Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by tele-phone that it reasonably believes to be genuine.

SIGNATURE GUARANTEES
  Signature guarantees are required for the following redemptions:
  . redemptions where the proceeds are to be sent to someone other than the registered shareowner(s);
  . redemptions where the proceeds are to be sent to someplace other than the registered address; or
  . share transfer requests.

  Signature guarantees will be accepted from any eligible guarantor institu-tion which participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securi-ties exchanges, registered securities associations, clearing agencies and sav-ings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

OTHER REDEMPTION INFORMATION
  The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the UAM Funds Service Center of a redemption request in proper form. Although the Fund will redeem shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a pe-riod of up to fifteen days after their purchase, pending determination that the check has cleared. Investors should consider purchasing shares using a certified or bank check or money order if they anticipate an immediate need for redemption proceeds. The Fund may suspend the right of redemption or post-pone the date at times when either the NYSE and Custodian Bank are closed, or under any emergency circumstances determined by the SEC.

  If the Fund's Board of Trustees determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by a Portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may in-cur brokerage charges on the sale of portfolio securities received in payment of redemptions.

  The Portfolio reserves the right to liquidate any account that is below fifty percent of the required minimum initial investment amount for the Port-folio as set forth in the Prospectus, where the reduction in value has oc-curred due to a redemption or exchange out of the account. If at any time your total investment does not have a value of at least fifty percent of the re-quired minimum initial investment amount, you may be notified that the value of your account is below the Portfolio's minimum account balance requirement. You would then be allowed 60 days to make an additional investment before the account is liquidated. Retirement accounts and certain other accounts will not be subject to automatic liquidation. Reductions in value that result solely from market activity will not trigger an involuntary redemption.

                        SERVICE AND DISTRIBUTION PLANS

  Under the Service Plan for Advisor Class Shares, the Fund may enter into service agreements with Service Agents (broker-dealers or other financial in-stitutions) who receive fees with respect to the Fund's Advisor Class Shares owned by shareholders for whom the Service Agent is the dealer or holder of record, or for whom the Service Agent performs personal services and/or share-holder account maintenance. These fees are paid out of the assets allocable to Advisor Class Shares to the Distributor or to the Service Agents directly or through the Distributor. The Fund reimburses the Distributor or the Service Agent for payments made at an annual rate of up to 0.25% of the average daily value of such Advisor Class Shares. Each item for which a payment may be made under the Service Plan constitutes personal service and/or shareholder account maintenance and may constitute an expense of distributing Fund shares as the SEC construes such term under Rule 12b-1. The fees payable for Servicing re-flect actual expenses up to the limits described herein.

  Banks are engaged to act as Service Agent only to perform administrative and shareholder servicing functions, including transaction-related agency services for their customers. If a bank is prohibited from acting as a service agent, alternative means for continuing the servicing of its shareholders would be sought and the shareholder clients of the bank would remain Fund shareholders.

  The Distribution Plan and Service Plan (the "Plans") provide generally that a Portfolio may incur distribution and service costs under the Plans. Payments under the Plans may not exceed in the aggregate 0.50% per annum of a Portfo-lio's net assets without first obtaining shareholder approval. Under the Plans, as implemented for the Portfolio's Advisor Class Shares, Distribution Plan expenses may be no more than 0.25% and Service Plan expenses may be no more than 0.25%. The Distribution Plan would permit payments to the Distribu-tor, broker-dealers, other financial institutions, sales representatives or other third parties who render promotional and distribution services, for items such as sales compensation and marketing and overhead expenses.

  The Plans were adopted pursuant to Rule 12b-1 under the 1940 Act. Although the Plans may be amended by the Board of Trustees, any changes in the Plans which would materially increase the amounts authorized to be paid under the Plans must be approved by shareholders of the Class involved. The Plans may be terminated by the Board of Trustees or Advisor Class shareholders. The amounts and purposes of expenditures under the Plans are reported to the Board of Trustees quarterly. The amounts allowable under the Plans for each Class of Shares of the Portfolios are limited under certain rules of the National Asso-ciation of Securities Dealers, Inc.

  In addition to payments by the Fund under the Plans, the Distributor, United Asset Management Corporation, the parent company of UAMFSI, and of the Adviser or any of their affiliates, may, at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record keeping and/or other services performed with respect to the Fund, a Portfolio or any Class of Shares of a Portfolio. The person making such payments may do so out of its revenues, its profits or any other source available to it. Such service arrangements, when in effect, are made generally available to all qualified service providers. The Adviser may compensate its affiliated companies for re-ferring investors to the Portfolio.

                             SHAREHOLDER SERVICES

EXCHANGE PRIVILEGE
  Advisor Class Shares of the Portfolio may be exchanged for Advisor Class Shares of any other UAM Funds Portfolio -- Advisor Class Shares to the extent any are created in the future. Exchange requests should be made by contacting the UAM Funds Service Center.

  Any exchange will be based on the net asset value of the shares involved. There is no sales commission or charge of any kind for an exchange. Before making an exchange into a Portfolio, a shareholder should read its Prospectus and consider the investment objectives of the Portfolio to be purchased. Call the UAM Funds Service Center for a copy of the Prospectus for the Portfolio(s) in which you are interested. Exchanges can only be made with Portfolios that are qualified for sale in a shareholder's state of residence.

  Exchange requests may be made either by mail or telephone. Telephone ex-changes will be accepted only if the certificates for the shares to be ex-changed have not been issued to the shareholder and if the registration of the two accounts will be identical. Requests for exchanges received prior to the close of regular trading on the NYSE (generally 4 p.m. Eastern Time) will be processed as of the close of business on the same day. Requests received after the close of regular trading on the NYSE will be processed on the next busi-ness day. The Fund may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange re-quest. If the Fund's management deter-mines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may reject in whole or part any exchange request, with respect to such investor's account. Such investors also may be barred from ex-changing into other Portfolios of the Fund. For additional information regard-ing responsibility for the authenticity of telephoned instructions, see "RE-DEMPTION OF SHARES -- BY TELEPHONE". An exchange into another UAM Funds Port-folio is a sale of shares and may result in a gain or loss for income tax pur-poses. The Fund may modify or terminate the exchange privilege at any time.

AUTOMATIC INVESTMENT PLAN
  An Automatic Investment Plan permits shareholders of the Portfolio with a minimum value of $2,500 or more to purchase shares automatically (minimum of $100 per transaction) at regular intervals selected by the shareholder. Pro-vided the shareholder's bank or other financial institution allows automatic withdrawals, shares are purchased by transferring funds via the Automated Clearing House ("ACH"). Investments made through ACH will be automatically transferred from a shareholder's checking, bank money market or NOW account designated by the shareholder. Such withdrawals are made electronically, if the shareholder's bank or financial institution so permits, or by pre-autho-rized checks or drafts drawn on the shareholder's bank or other account. The bank or financial institution must be a member of ACH. At the shareholder's option, the account designated will be debited in the specified amount, and shares will be purchased monthly or quarterly.

  To establish an Automatic Investment Plan, a shareholder must complete the appropriate sections of the Account Application and mail it to Chase Global Funds Services Company. A shareholder may cancel his/her participation or change the amount of purchase at any time by mailing written notification to Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798 and notification generally will be effective three business days following re-ceipt. The Fund may modify or terminate this privilege at any time, or may charge a service fee, although no such fee currently is contemplated.

SYSTEMATIC WITHDRAWAL PLAN
  Any shareholder whose account balance totals at least $10,000 may establish a Systematic Withdrawal Plan under which an amount pre-determined by the shareholder (but at least $100) is automatically redeemed from the sharehold-er's account either monthly or quarterly. A shareholder may participate in the Systematic Withdrawal Plan by using ACH. Redemptions made through ACH will be automatically transferred to the shareholder's bank or other similar financial institution account or a properly designated third party. The bank or finan-cial institution must be a member of ACH. Redemptions ordinarily are made on the third business day of the month and payments ordinarily will be transmit-ted within five business days after the redemption date. Because the prices of Fund shares fluctuate, the number of shares redeemed to finance systematic withdrawal payments of a given amount will vary from payment to payment. If a shareholder owns shares in more than one Portfolio, the shareholder must designate the Portfolio from which the re-demptions under a Systematic Withdrawal Plan should be made. A Systematic Withdrawal Plan may be terminated or suspended at any time by the Fund. A shareholder may elect at any time, in writing, to terminate participation in the Systematic Withdrawal Plan. Such written election must be sent to and re-ceived by the Fund before a termination becomes effective. There is currently no charge to the shareholder for a Systematic Withdrawal Plan.

                              VALUATION OF SHARES

  The net asset value of the Portfolio is determined by dividing the value of the Portfolio's assets attributable to the class, less any liabilities attrib-utable to the class, by the total number of shares outstanding attributable to the class. The net asset value per share of the Portfolio is determined as of the close of the NYSE on each day that the NYSE is open for business.

  Equity securities listed on a securities exchange for which market quota-tions are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed secu-rities not traded on the valuation date for which market quotations are read-ily available are valued neither exceeding the current asked prices nor less than the current bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker.

  Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board of Trustees determines that amortized cost reflects fair value.

  The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Trustees.

                           PERFORMANCE CALCULATIONS

  The Portfolio measures performance by calculating yield and total return. Both yield and total return figures are based on historical earnings and are not intended to indicate future performance. Yield and total return are calcu-lated separately for each class of the Portfolio.

  Yield refers to the income generated by an investment in the Portfolio over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all funds. As this differs from other accounting methods, the quoted yield may not equal the in-come actually paid to shareholders.

  Total return is the change in value of an investment in the Portfolio over a given period, assuming reinvestment of any dividends and capital gains. A cu-mulative or aggregate total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of re-turn that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

  Performance will be calculated separately for Institutional Class and Advi-sor Class Shares. Dividends paid by the Portfolio with respect to Institu-tional Class and Advisor Class Shares, to the extent any dividends are paid, will be calculated in the same manner at the same time on the same day and will be in the same amount, except that service and distribution fees relating to Advisor Class Shares will be borne exclusively by that class.

  The Portfolio's performance may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices as further de-scribed in the Portfolio's SAI. This information may also be included in sales literature and advertising.

  The Portfolio's Annual Report to Shareholders, for its most recent fiscal year end contains additional performance information that includes comparisons with appropriate indices. The Annual Report is available without charge. To receive an Annual Report, contact the UAM Funds Service Center at the address and telephone number on the cover of this Prospectus.

               DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
  The Portfolio will normally distribute substantially all of its net invest-ment income (for tax purposes) to shareholders in quarterly dividends. If any net capital gains are realized, the Portfolio will normally distribute them annually.

  All dividends and capital gains distributions will be automatically rein-vested in additional shares of the Portfolio unless the Fund is notified in writing that the shareholder elects to receive the distributions in cash.

FEDERAL TAXES
  The Portfolio intends to qualify as a "regulated investment company" under subchapter M of the Code, for federal income tax purposes and to meet all other requirements that are necessary for it (but not its shareholders) to be exempt from federal taxes on income and gains paid to shareholders in the form of dividends. To do this, the Portfolio must, among other things, distribute substantially all of its ordinary income and net capital gains on a current basis and maintain a portfolio of investments which satisfies certain diversi-fication criteria.

  Dividends paid by the Portfolio from net investment income, whether in cash or reinvested in shares, are taxable to shareholders as ordinary income. Short-term capital gains will be taxed as ordinary income. Long-term or mid-term capital gains distributions are taxed as long-term or mid-term capital gains, as the case may be. Shareholders will be notified annually of dividend income earned for tax purposes.

  Dividends declared in October, November and December to shareholders of rec-ord in such a month and paid in January of the following year will be treated as if they had been paid by the Fund and received by the shareholders on De-cember 31.

  The Portfolio is required by Federal law to withhold 31% of reportable pay-ments paid to shareholders who have not complied with IRS regulations. In or-der to avoid this withholding requirement, you must certify that your Social Security or Taxpayer Identification Number you have provided is correct and that either you are not currently subject to backup withholding or you are ex-empt from backup withholding. This certification must be made on the Applica-tion or on a separate form supplied by the Fund.

  Dividends and interest received by the Portfolio may give rise to withhold-ing and other taxes imposed by foreign countries. These taxes reduce the Port-folio's dividends but are included in the taxable income reported on your tax statement if the Portfolio qualifies for this tax treatment and elects to pass it through to you. Consult a tax adviser for more information regarding deduc-tions and credits for foreign taxes.

                              INVESTMENT ADVISER

  Heitman/PRA Securities Advisors, Inc. is a corporation formed in 1994 and is located at 180 North LaSalle Street, Suite 3600, Chicago, Illinois 60601. The Adviser is an indirect wholly-owned subsidiary of United Asset Management Cor-poration ("UAM"), a holding company, and provides investment management serv-ices to corporations, pension and profit-sharing trusts, endowments, founda-tions and other tax-exempt institutional investors.

  As compensation for the services rendered by the Adviser under the Agree-ment, the Portfolio pays the Adviser an annual fee, in monthly installments, calculated by applying the following annual percentage rate to the Portfolio's average daily net assets for the month:

                                                              RATE
                                                              ----
   Heitman Real Estate Portfolio............... 0.75% of the first $100 million;
                                                plus 0.65% in excess of $100
                                                million.

  The fees paid by the Portfolio, although higher than the investment advisory fees paid by most other mutual funds, is comparable to the fees paid for simi-lar services by many funds with similar investment objectives and policies.

  The Adviser may compensate its affiliated companies for referring investors to the Portfolio. The Adviser and its parent company may also make payments to unaffiliated brokers who perform distribution, marketing, shareholder and other services with respect to the Portfolio.

  Under the Investment Advisory Agreement, (the "Agreement") with the Fund, dated as of March 2, 1998, the Adviser manages the investment and reinvestment of the Portfolio's assets. The Adviser must adhere to the stated investment objective and policies of the Portfolio, and is subject to the control and su-pervision of the Fund's Trustees.

  The investment professionals of the Adviser who are primarily responsible for the day-to-day management of the Portfolio and a description of their business experience during the past five years are as follows:

  DEAN A. SOTTER--Mr. Sotter is President of the Adviser with overall respon-sibility for portfolio management and marketing. Prior to joining the Adviser, Mr. Sotter was a Partner of PRA Securities Advisors, L.P. He was a Portfolio Manager and Vice President of JMB Institutional Realty Corporation from 1985-1992, where his responsibilities included property level analysis, budgeting and valuation as well as financial reporting and client communications.

  TIMOTHY J. PIRE--Mr. Pire is Vice President of the Adviser with responsibil-ity for portfolio management, investigation and analysis of publicly traded real estate securities and implementation of the investment strategy through portfolio management. Prior to joining the Adviser, Mr. Pire served as a Re-search Analyst with PRA Securities Advisors, L.P., and he was an Associate Ap-praiser with Lyon, Skelte & Speirs in Seattle, Washington from 1990-1992 where he was involved in valuation of commercial real estate and writing full narra-tive appraisals.

  RANDALL E. NEWSOME--Mr. Newsome is Vice President of the Adviser with re-sponsibility for portfolio management, investigation and analysis of publicly traded real estate securities and implementation of the investment strategy through portfolio management. Mr. Newsome also oversees the Adviser's trading positions. Prior to joining the Adviser, Mr. Newsome served as a Research Ana-lyst with PRA Securities Advisors, L.P. and he was a Vice President with The Stratus Corporation in Chicago, Illinois from 1989-1993 where he was responsi-ble for property management, leasing and construction management.

                            ADMINISTRATIVE SERVICES

  UAM Fund Services, Inc. ("UAMFSI"), a wholly-owned subsidiary of UAM, is re-sponsible for performing and overseeing administrative, fund accounting, divi-dend disbursing and transfer agent services provided to the Fund and its Port-folios. UAMFSI's principal office is located at 211 Congress Street, Boston, MA 02110. UAMFSI has subcontracted some of these services to Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, by a Mutual Funds Service Agreement dated June 30, 1997. CGFSC is located at 73 Tremont Street, Boston, MA 02108.

  The Portfolio pays UAMFSI a two part monthly fee: a Portfolio specific fee which is retained by UAMFSI and a sub-administration fee which UAMFSI in turn pays to CGFSC. The following Portfolio specific fee is calculated from the ag-gregate net assets of the Portfolio:

                                                                     ANNUAL RATE
                                                                     -----------
   Heitman Real Estate Portfolio....................................    0.06%

  CGFSC's monthly fee for its services is calculated on an annualized basis as follows:

  0.19 of 1% of the first $200 million of combined UAM Funds net assets;
  0.11 of 1% of the next $800 million of combined UAM Funds net assets;
  0.07 of 1% of combined UAM Funds net assets in excess of $1 billion but less than $3 billion;
  0.05 of 1% of combined UAM Funds net assets in excess of $3 billion.

  Fees are allocated among each Portfolio of the Fund on the basis of its rel-ative assets and are subject to a graduated minimum fee schedule per Portfo-lio, which starts at $2,000 per month and increases to $70,000 annually after two years. If a separate class of shares is added to a Portfolio, its minimum annual fee increases by $20,000.

                                  DISTRIBUTOR

  ACG Capital Corporation (the "Distributor"), 1661 Tice Valley Boulevard #200, Walnut Creek, California 94595, distributes the Advisor Class Shares of the Portfolio. Under the Distribution Agreement (the "Agreement"), the Dis-tributor, as agent of the Fund, agrees to use its best efforts as sole dis-tributor of the Portfolio's Advisor Class Shares. The Distributor receives compensation under the Agreement with respect to the Shares offered in this Prospectus (as described under "SERVICE AND DISTRIBUTION PLANS" and "FEES AND CHARGES" above). The Agreement continues in effect as long as it is approved at least annually by the Fund's Board of Trustees. Those approving the Agree-ment must include a majority of Trustees who are neither parties to the Agree-ment nor interested persons of any such party. The Agreement provides that the Fund will bear costs of registration of its shares with the SEC and various states as well as the printing of its prospectuses, its SAIs and its reports to shareholders.

                            PORTFOLIO TRANSACTIONS

  The Advisory Agreements authorize the Adviser to select the brokers or deal-ers that will execute the purchases and sales of investment securities for the Portfolios and direct the Adviser to use its best efforts to obtain the best available price and most favorable execution for all transactions of the Port-folios. The Adviser may, however, consistent with the interests of the Portfo-lio, select brokers on the basis of research, statistical and pricing services they or their affiliates provide to the Portfolios. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the Investment Advisory Agreement. A commission paid to such brokers may be higher than that which an-other qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Ex-change Act of 1934, as amended, and that the Adviser determines in good faith that the commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Portfolios and the Adviser's other clients.

  Although not a typical practice, the Adviser may place portfolio orders with qualified broker-dealers who refer clients to the Adviser.

  If a purchase or sale of securities is consistent with the investment poli-cies of a Portfolio and one or more other clients served by the Adviser is considering a purchase at or about the same time, transactions in such securi-ties will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for al-locating such transactions, allocations are subject to periodic review by the Fund's Trustees.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS
  The Fund was organized as a Delaware business trust on May 18, 1994 under the name "The Regis Fund II". On October 31, 1995, the name of the Fund was changed to "UAM Funds Trust." The Fund's Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial inter-est, without par value. The Trustees have the power to designate one or more series ("Portfolios") or classes of shares of beneficial interest without fur-ther action by shareholders.

  The shares of the Portfolio are fully paid and nonassessable, and have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. They have noncumulative voting rights, which means that holders of more than 50% of shares voting for the election of Trustees can elect 100% of the Trustees. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund.

  As of May 29, 1998, Charles Schwab & Company, Inc., 101 Montgomery Street, San Francisco, CA 94104, held of record 30% of the outstanding shares of the Portfolio. The persons or organizations owning 25% or more of the outstanding shares of the Portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the Portfolio. As a result, these persons or organizations could have the ability to vote a majority on any matter requiring the approval of shareholders of the Portfolio.

  Both Institutional Class and Advisor Class Shares represent an interest in the same assets of a Portfolio. Advisor Class Shares impose a sales load on purchases and bear certain expenses related to shareholder servicing and dis-tribution of such shares. Advisor Class Shares have exclusive voting rights for matters relating to such distribution expenditures. The Board of Trustees has authorized an Institutional Service Class of shares which is not currently offered by this Portfolio. Information about the Advisor Class Shares of the Portfolios is available upon request by contacting the UAM Funds Service Cen-ter.

  Annual meetings will not be held except as required by the 1940 Act and other applicable laws. The Fund has undertaken that its Trustees will call a meeting of shareholders if such a meeting is requested in writing by the hold-ers of not less than 10% of the outstanding shares of the Fund. The Fund will assist shareholder communications in such matters to the extent required by the undertaking.

CUSTODIAN
  The Chase Manhattan Bank serves as Custodian of the Fund's assets.

INDEPENDENT ACCOUNTANTS
  Price Waterhouse LLP serves as the independent accountants for the Fund.

REPORTS
  Shareholders receive unaudited semi-annual financial statements and audited annual financial statements.

SHAREHOLDER INQUIRIES
  Shareholder inquiries may be made by contacting the UAM Funds Service Center at the address or telephone number on the cover of this Prospectus.

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRE-SENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUND'S STATEMENT OF AD-DITIONAL INFORMATION, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTI-TUTE AN OFFERING BY THE FUND IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                        APPLICATION ADVISOR CLASS SHARES
UAM FUNDS
REGULAR MAIL: UAM Funds              Express Mail: UAM Funds
              P.O. Box 2798                        73 Tremont Street, 9th Floor
              Boston, MA 02208-2798                Boston, MA 02108-3913

              FOR HELP WITH THIS APPLICATION, OR FOR MORE
                                 INFORMATION, CALL US TOLL FREE: 1-800-638-7983.
                  Distributed by ACG Capital Corporation

  1   YOUR ACCOUNT REGISTRATION (Check one box.)
 [_]  Individual or Joint Account

      ---------------------------------------------------------
      Owner's Name: First, Initial, Last
                          -     -
                     ------------------
                    Owner's Social Security Number

      ---------------------------------------------------------
      Joint Owner's Name: First, Initial, Last
                          -     -
                     ------------------
                   Joint Owner's Social Security Number
      Joint accounts will be registered joint tenants with right of survivorship unless otherwise indicated.
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
 [_] Trust         [_] Exempt         [_] Non-Exempt         [_] Qualified Plan

      ---------------------------------------------------------
      Trustee(s)' Name
      ---------------------------------------------------------
      Name of Trust Agreement
      ---------------------------------------------------------
      Beneficiary's Name

        -
      ---------------    --------------------------------------
      Taxpayer's ID      Date of Trust Agreement

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
 [_]  Custodial/Gift to Minors

      ---------------------------------------------------------
      Custodian's Name: First, Initial, Last

      ---------------------------------------------------------
      Minor's Name: First, Initial, Last

      ---------------------------------------------------------
      Minor's Social Security Number

      ---------------------------------------------------------
      Minor's State of residence
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
 [_]  *Corporation, Partnership or Other Entity

      Type:           [_] Corp.     [_] Partnership [_] Other

      ---------------------------------------------------------
      Name of Corp. or Other Entity

        -                          [_] Exempt      [_] Non-Exempt
      ---------------

      Taxpayer ID Number
      * Please enclose a corporate resolution which identifies individuals authorized to conduct transactions in this account.
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
 2    ADDRESS

      ---------------------------------------------------------
      Street or P.O. Box Number

      ---------------------------------------------------------
      City               State                        Zip Code

      (    )               (   )
      -----------------    -----------------
      Daytime Phone        Evening Phone

      Citizenship: [_] U.S.   [_] Resident-   [_] Non-        ---------------
                                  Alien           Resident    Specify Country
                                                  Alien


 3    INVESTMENT

Fill in the name of the Portfolio EXACTLY AS IT APPEARS ON THE FRONT OF THE
PROSPECTUS.                                   Fund Code
_____________________________________________ _________ $__________
_____________________________________________ _________ $__________
                                        TOTAL           $__________

 4    METHOD OF PAYMENT
 A.[_] Check (payable to UAM Funds) An Account No. will be assigned.
 B.[_] This application confirms my prior wire purchase on (date): _____________ I was assigned the following wire reference control number:____________________

 5    DIVIDEND & CAPITAL GAINS
 Unless otherwise instructed, all distributions will be reinvested in additional shares.

  All dividends are to be              [_] reinvested    [_] paid in cash
  All capital gains are to be          [_] reinvested    [_] paid in cash

--------------------------------------------------------------------------------
 6    ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
Owner's Occupation                                     Owner's Date of Birth

--------------------------------------------------------------------------------
Employer's Name

--------------------------------------------------------------------------------
Employer's Address

--------------------------------------------------------------------------------
Joint Owner's Occupation                           Joint Owner's Date of Birth

--------------------------------------------------------------------------------
Joint Owner's Employer's Name

--------------------------------------------------------------------------------
Joint Owner's Employer's Address

 7     BROKER-DEALER/FINANCIAL PLANNER INFORMATION
_______________________________________      ___________________________________
Dealer Name (as it appears on Selling        Address of office servicing account
             Group Agreement)


                                             ___________________________________
_______________________________________      City           State      Zip Code
Address of home office

                                             ___________________________________
_______________________________________      Representative's Name, Number,
City         State            Zip Code           Branch Number

_______________________________________      ___________________________________
Authorized signature of dealer               Representative's telephone number


      For Internal Use Only

   Source: ___________
   Code: _____________


 8    INTERESTED PARTY:

 In addition to the account statement sent to your registered address, you may also have a Monthly Consolidated Statement Mailed to up to ten (10) interested parties (tax adviser, 401(k) Plan Administrator, Financial Planner, etc.). Please add a sheet with additional interested party names and addresses.

________________________________     ________________________________________
           Name                          Firm Name (if applicable)

________________________________
            Address

_______________________  ____________       ______________
            City           State                Zip Code

 9    AUTOMATIC INVESTMENT PLAN (AIP)


 An account balance of at least $2,500 is required.

 I hereby authorize and direct the agent to draw on my (our) bank account on a periodic basis, as indicated in section 11, for investment in my (our) account. Attached is a voided check of the bank account I/we wish to use (Initial investments may not be made through the Automatic Investment Plan.) Please note this privilege will be effective 15 days after UAM Funds receives this application. If no date is chosen below, your bank account will be debited on the 15th of the month.

 PREFERRED INVESTMENT SCHEDULE (PLEASE CHECK ONE):

 [_] Monthly  [_] Quarterly  [_] Semi-Annually  [_] Annually

 Begin investment on (Enter month/year): ___________________________________

 Debit My (Our) Bank Account and Invest as Follows ($100 Minimum Per
 Account):

                                                         $
 ___________________________________________________________________________
 Fund                                                     Amount

                                                         $
 ___________________________________________________________________________
 Fund                                                     Amount

                                                         $
 ___________________________________________________________________________
 Fund                                                     Amount

               Please be sure to complete the back of this form.


                                                        UAM Funds Service Center

 10   SYSTEMATIC WITHDRAWAL PLAN (SWP)


 An account balance of at least $10,000 is required.

 PREFERRED WITHDRAWAL SCHEDULE:
 [_] Monthly  [_] Quarterly  [_] Semi-Annually  [_] Annually

                                              [_] 1st or [_] 15th
 _____________________________________________________________________
 begin withdrawals on (enter month/year)       day of month

 I ELECT TO RECEIVE A PERIODIC PAYMENT OF ($100
 MINIMUM PER  ACCOUNT):

                                                         $
 _____________________________________________________________________
 Fund                                                     Amount

                                                         $
 _____________________________________________________________________
 Fund                                                     Amount

                                                         $
 _____________________________________________________________________
 Fund                                                     Amount

 11   BANK INFORMATION

 FOR ACH, WIRE REDEMPTIONS, AIP AND SWP

 Your bank account information must be on file in order to exercise telephone investment privileges. The account name(s) below must match exactly at least one name in section 1. A blank, voided check is necessary to provide account and bank routing information and must accompany this application.

______________________________________________________________________
 name of bank                                           ABA number

                                            [_] checking  [_] savings
 _____________________________________________________________________
 account number                                         account type

 _____________________________________________________________________
 bank address   city state   zip code

 Return the following to the address below:
   1. This completed application.
   2. Voided bank check or deposit slip if applicable.
   3. One check made payable to:
       UAM Funds
   Send to:  UAM Funds
             P.O. Box 2798
             Boston MA 02208-2798

 12   TELEPHONE REDEMPTION AND EXCHANGE


I/We authorize Chase Global Funds Services Company to honor any request(s) believed to be authentic for the following:
[_] Telephone Exchange                   [_] Telephone Redemption
    [_] a. Mail proceeds to name and address in which account is registered.
    [_] b. Wire redemption proceeds to bank indicated below.

                A VOIDED CHECK OR DEPOSIT SLIP MUST BE ATTACHED.

 ---------------------------------------------------------------------
 Bank Name

 ---------------------------------------------------------------------
 Bank Address
                                     (      )
 ----------------------------------- ---------------------------------
 Account Number                       Bank Phone

 ----------------------------------------------------------------------
 Name(s) in which Account is Registered

 ----------------------------------------------------------------------
 Bank Transit Routing Number (ABA #)

 13   SIGNATURE(S)

 .  I/We have full authority and legal capacity to purchase Fund shares.
 . I/We have received the current Prospectus of the Portfolio(s) and agree to be bound by its (their) terms.


 .  UNDER PENALTY OF PERJURY, I/WE ALSO CERTIFY THAT --
    A. THE NUMBER SHOWN ON THIS FORM IS A CORRECT TAXPAYER ID NUMBER OR
       SOCIAL SECURITY NUMBER.
    B. I AM NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE (I) I HAVE
       NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I AM SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR (II) THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. (CROSS OUT ITEM "B" IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING BECAUSE OF UNDERREPORTING INTEREST OR DIVIDENDS ON YOUR TAX RETURN.)

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

-------------------------------------------------   --------------
Signature (Owner, Trustee, etc.)                    Date

-------------------------------------------------   --------------
Signature (Joint Owner, Co-trustee, etc.)           Date
-------------------------------------------------------------------------------
                           APPLICATION INSTRUCTIONS
-------------------------------------------------------------------------------
 IF YOU NEED ASSISTANCE, A REPRESENTATIVE OF UAM FUNDS WILL BE PLEASED TO HELP
                 YOU. OUR TOLL-FREE NUMBER IS 1-800-638-7983.
-------------------------------------------------------------------------------

   NEW ACCOUNT APPLICATION. An account can be registered as only one of the
   -----------------------
   following:


 . individual      Supply the Social Security Number of the registered account
 . joint tenants   owner who is to be taxed.


 . Custodial/Gift  Supply minor's Social Security Number.
  to Minor


 . a trust         Supply the Taxpayer Identification Number of the legal entity
 . a corporation, or organization that will report income and/or capital gains. partnership, organization, fiduciary

Please check the box that corresponds with the type of account you are opening and fill in the required information exactly as you wish it to appear on the account.

Redemption Authorizations. Corporations, other organizations, trusts and fidu-ciaries will be required to furnish additional paperwork to authorize redemp-tions. Call a representative of UAM Funds at 1-800-638-7983 for more informa-tion.


   Your Mailing Address. Please be sure to provide us with the address at
   --------------------
   which you wish to receive your mail.


   Your Investment. Please be sure to indicate the total amount invested. For
   ---------------
   more than two investments, please attach a separate sheet or an additional application.


   Establishing Your Account.
   -------------------------
   A. Section 4A lets you open your account by check. Your check(s) should be made payable to UAM Funds. Be sure to enclose your check(s) with this ap-plication.

   B. If you are confirming a new Fund purchase previously made by wire, be sure to fill in Section 4B and provide the wire reference control number you were assigned at the time of this purchase. A completed application must follow all wire purchases.

   All applications are subject to acceptance by UAM Funds.


   Receiving Your Dividends and Capital Gains . Check the distribution option you prefer. If you do not select an option, all dividends and capital gains will be reinvested in your account.


   Employment Information. It is required by the National Association of Se-
   ----------------------
   curities Dealers, Inc. to request this information.

   Interested Party/Broker-Dealer. In addition to the account statement sent
   ------------------------------
   to your registered address, you may also have a monthly consolidated statement mailed to up to ten (10) interested parties. You may add a sheet with additional interested party names and addresses. This section should also be completed if you are investing through a Broker-Dealer.

                                 --IMPORTANT--

   REGULAR MAIL: UAM Funds
                 P.O. Box 2798
                 Boston, MA 02208-2798

   EXPRESS MAIL: UAM Funds
                 73 Tremont Street, 9th Floor
                 Boston, MA 02108-3913

   MORE QUESTIONS? Call a representative of UAM Funds at 1-800-638-7983.

   Telephone Redemption and Exchange. Telephone redemption proceeds mailed to
   ---------------------------------
   a shareholder will be sent only to the address listed on the account. The Funds' bank wire feature is available for redeeming out of your Fund ac-count to your bank account. Be sure to check with your bank for proper wiring instructions. The Funds require the transit/routing number of your bank or its correspondent if your bank is unable to receive wires direct-ly. Please complete Section 6 to add the bank wire feature.

   Telephone exchanges may be made only if a Fund holds all share certifi-cates and if the registration of the two accounts will be identical.


   Your Signature(s). Please be sure to sign this application. If the account
   ----------------
   is registered in the name of:

   .an individual, the individual should sign

   .joint tenants, both should sign

   .a trust or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity)

   .a corporation or other organization, an officer should sign (please indi-cate corporate office or title)

  UAM Funds Service Center
  c/o Chase Global Funds Services Company
  P.O. Box 2798
  Boston, MA 02208-2798
  1-800-638-7983

  Investment Adviser

  Heitman/PRA Securities Advisors, Inc.

  180 North La Salle Street

  Chicago, IL 60601

  Distributor

  ACG Capital Corporation

  1661 Tice Valley Boulevard

  Walnut Creek, CA 94595

  PROSPECTUS

  March 2, 1998,

  as amended June 30, 1998